Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information
Entity Registrant Name	AutoNavi Holdings Ltd
Entity Central Index Key	0001489895
Document Type	20-F
Document Period End Date	Dec 31, 2012
Amendment Flag	true
Amendment Description	This Amendment No. 1 ("Amendment No. 1") to our annual report on Form 20-F for the year ended December 31, 2012, originally filed with the Securities and Exchange Commission on April 26, 2013 (the "2012 Form 20-F"), is being filed solely to update the XBRL Interactive Data Files. The version of the XBRL Interactive Data Files originally furnished with the 2012 Form 20-F was incorrect due to a filing error by a third party financial printer. This Amendment No. 1 speaks as of the filing date of the 2012 Form 20-F on April 26, 2013. Other than as set forth above, this Amendment No. 1 does not, and does not purport to, amend, update or restate any other information or disclosure included in the 2012 Form 20-F or reflect any events that have occurred since April 26, 2013. As required by Rule 12b-15 of the Securities and Exchange Act of 1934, as amended, we are also filing as exhibits to this Amendment No. 1 the certifications required under Section 302 of the Sarbanes-Oxley Act of 2002.
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	196,979,163
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

CONSOLIDATED BALANCE SHEETS(USD ($)) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 151,543	$ 199,696
Restricted cash	835
Term deposits	64,686
Accounts receivable, net of allowance for doubtful accounts of $823 and $1,859 as of December 31, 2011 and 2012, respectively	45,985	36,273
Due from related parties, trading	4,749	1,056
Due from related parties, non-trading	3	221
Prepaid expense and other current assets	7,840	5,725
Deferred tax assets-current	1,838	1,355
Total current assets	277,479	244,326
Properties and equipment, net	47,120	49,245
Prepayment for acquisition of property	8,677
Equity method investments	4,164	4,442
Prepaid consideration in connection with equity investment		183
Acquired intangible assets, net	5,004	6,855
Goodwill	8,837	8,747
Deferred tax assets-non-current	150	224
Other long term assets	373	445
TOTAL ASSETS	351,804	314,467
Current liabilities
Accounts payable (including accounts payable of the consolidated variable interest entities without recourse to AutoNavi Holdings Limited $2,358 and $2,124 as of December 31, 2011 and 2012, respectively)	2,124	2,364
Deferred revenue (including deferred revenue of the consolidated variable interest entities without recourse to AutoNavi Holdings Limited $5,567 and $13,907 as of December 31, 2011 and 2012, respectively)	14,630	7,328
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated variable interest entities without recourse to AutoNavi Holdings Limited $23,944 and $26,230 as of December 31, 2011 and 2012, respectively)	29,613	26,071
Income tax payable (including income taxes payable of the consolidated variable interest entities without recourse to AutoNavi Holdings Limited $7,394 and $10,082 as of December 31, 2011 and 2012, respectively)	10,417	7,481
Total current liabilities	56,784	43,244
Non-current liabilities
Deferred tax liability-non-current (including deferred tax liability of the consolidated variable interest entities without recourse to AutoNavi Holdings Limited $1,191 and $862 as of December 31, 2011 and 2012, respectively)	966	1,345
Total liabilities	57,750	44,589
Commitments (Note 21)
AutoNavi Holdings Limited shareholders' equity:
Ordinary shares ($0.0001 par value; 500,000,000 shares authorized; 195,837,580 and 196,979,163 shares issued, and 191,473,716 and 185,568,940 shares outstanding as of December 31, 2011 and 2012, respectively)	19	19
Additional paid-in capital	189,373	175,726
Treasury stock	(29,164)
Statutory reserve	11,668	9,363
Retained earnings	95,715	61,517
Accumulated other comprehensive income	20,546	18,262
Total AutoNavi Holdings Limited shareholders' equity	288,157	264,887
Noncontrolling interest	5,897	4,991
Total equity	294,054	269,878
TOTAL LIABILITIES AND EQUITY	$ 351,804	$ 314,467

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts receivable, allowance for doubtful accounts	$ 1,859	$ 823
Accounts payable	2,124	2,364
Deferred revenue	14,630	7,328
Accrued expenses and other current liabilities	29,613	26,071
Income tax payable	10,417	7,481
Deferred tax liability-non-current	966	1,345
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in shares)	500,000,000	500,000,000
Ordinary shares, shares issued (in shares)	196,979,163	195,837,580
Ordinary shares, shares outstanding (in shares)	185,568,940	191,473,716
Consolidated Variable Interest Entities Without Recourse To The Parent Company
Accounts payable	2,124	2,358
Deferred revenue	13,907	5,567
Accrued expenses and other current liabilities	26,230	23,944
Income tax payable	10,082	7,394
Deferred tax liability-non-current	$ 862	$ 1,191

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue	$ 163,241	$ 129,749	$ 87,550
Business tax	(3,548)	(2,789)	(1,785)
Net revenues	159,693	126,960	85,765
Cost of revenues	(43,019)	(35,021)	(28,328)
Gross profit	116,674	91,939	57,437
Operating expenses
Research and development	(35,581)	(23,720)	(12,732)
Selling and marketing	(24,958)	(16,428)	(9,335)
General and administrative	(20,322)	(15,114)	(12,769)
Impairments of intangible assets	0	(19)	0
Total operating expenses	(80,861)	(55,281)	(34,836)
Government subsidies	3,111	163	748
Operating income	38,924	36,821	23,349
Gain on re-measurement of fair value of the equity method investment		995
Interest income	6,456	5,226	1,991
Change in fair value of forward contract		2,465	(2,465)
Foreign exchange gains/ (loss)	454	(1,579)	1,504
Other income	342	188	94
Income before income taxes, share of net loss of equity method investment	46,176	44,116	24,473
Income tax expense	(7,214)	(5,086)	(4,041)
Share of net loss of equity method investment, net of tax	(778)	(653)	(238)
Net income	38,184	38,377	20,194
Less: Net income attributable to noncontrolling interest	1,676	1,842	1,059
Net income attributable to AutoNavi Holdings Limited shareholders	36,508	36,535	19,135
Less: Net income attributable to AutoNavi Holdings Limited Series A preferred shareholders			2,282
Net income attributable to AutoNavi Holdings Limited ordinary shareholders	36,508	36,535	16,853
Net income per ordinary share
Basic (in dollars per share)	$ 0.19	$ 0.19	$ 0.11
Diluted (in dollars per share)	$ 0.18	$ 0.18	$ 0.1
Weighted average number of shares used in calculating net income per ordinary share
Basic (in shares)	190,853,540	190,132,407	149,684,032
Diluted (in shares)	201,168,386	201,230,735	182,696,079
Other comprehensive income, net of tax
Foreign currency translation adjustment	2,338	7,013	3,635
Comprehensive income	40,522	45,390	23,829
Less: comprehensive income attributable to noncontrolling interest	1,730	2,042	1,168
Comprehensive income attributable to AutoNavi Holdings Limited shareholders	38,792	43,348	22,661
Cost of revenues
Share-based compensation expense included in
Allocated Share-based Compensation Expense	221	232	608
Research and development
Share-based compensation expense included in
Allocated Share-based Compensation Expense	3,785	2,464	1,559
Selling and marketing
Share-based compensation expense included in
Allocated Share-based Compensation Expense	4,651	1,705	1,324
General and administrative
Share-based compensation expense included in
Allocated Share-based Compensation Expense	$ 3,879	$ 961	$ 2,966

CONSOLIDATED STATEMENTS OF CHANGE IN EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Total AutoNavi Holdings Limited shareholders' equity	Ordinary shares	Additional paid-in capital	Treasury Stock	Statutory reserve	Retained earnings	Accumulated other comprehensive income	Noncontrolling interest
Balance at Dec. 31, 2009	$ 50,571	$ 48,322	$ 11	$ 25,178		$ 3,712	$ 11,498	$ 7,923	$ 2,249
Balance (in shares) at Dec. 31, 2009	108,247,000		108,247,000
Increase (Decrease) in Stockholders' Equity
Provision of statutory reserve						2,610	(2,610)
Conversion of Series A preferred shares to ordinary shares upon the initial public offering ("IPO")	39,326	39,326	4	39,322
Conversion of Series A preferred shares to ordinary shares upon the initial public offering ("IPO"), (in shares)			40,000,000
Issuance of ordinary shares upon IPO, net of $12,171 offering cost	98,051	98,051	3	98,048
Issuance of ordinary shares upon IPO (in shares)			35,175,000
Vesting of nonvested shares			1	(1)
Vesting of nonvested shares (in shares)			4,851,000
Issuance of ordinary shares in connection with exercise of share options	128	128		128
Issuance of ordinary shares in connection with exercise of share options (in shares)			359,684
Share-based compensation	6,457	6,457		6,457
Net income	20,194	19,135					19,135		1,059
Foreign currency translation adjustment	3,635	3,526						3,526	109
Balance at Dec. 31, 2010	218,362	214,945	19	169,132		6,322	28,023	11,449	3,417
Balance (in shares) at Dec. 31, 2010	188,632,684		188,632,684
Increase (Decrease) in Stockholders' Equity
Provision of statutory reserve						3,041	(3,041)
Vesting of nonvested shares (in shares)			35,000
Issuance of ordinary shares in connection with exercise of share options	1,232	1,232		1,232
Issuance of ordinary shares in connection with exercise of share options (in shares)			2,806,032
Share-based compensation	5,362	5,362		5,362
Dividends paid to noncontrolling interest of ADF Navigation	(468)								(468)
Net income	38,377	36,535					36,535		1,842
Foreign currency translation adjustment	7,013	6,813						6,813	200
Balance at Dec. 31, 2011	269,878	264,887	19	175,726		9,363	61,517	18,262	4,991
Balance (in shares) at Dec. 31, 2011	191,473,716		191,473,716
Increase (Decrease) in Stockholders' Equity
Provision of statutory reserve						2,310	(2,310)
Repurchase of shares	(29,164)	(29,164)			(29,164)
Repurchase of shares (in shares)			(10,146,588)
Vesting of nonvested shares (in shares)			1,574,020
Issuance of ordinary shares in connection with exercise of share options	1,111	1,111		1,111
Issuance of ordinary shares in connection with exercise of share options (in shares)			2,667,792
Share-based compensation	12,536	12,536		12,536
Dividends paid to noncontrolling interest of ADF Navigation	(824)								(824)
Disposal of Xuancai	(5)	(5)				(5)
Net income	38,184	36,508					36,508		1,676
Foreign currency translation adjustment	2,338	2,284						2,284	54
Balance at Dec. 31, 2012	$ 294,054	$ 288,157	$ 19	$ 189,373	$ (29,164)	$ 11,668	$ 95,715	$ 20,546	$ 5,897
Balance (in shares) at Dec. 31, 2012	185,568,940		185,568,940

CONSOLIDATED STATEMENTS OF CHANGE IN EQUITY (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2010
CONSOLIDATED STATEMENTS OF CHANGE IN EQUITY
Issuance of ordinary shares upon IPO, offering cost	$ 12,171

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net income	$ 38,184	$ 38,377	$ 20,194
Adjustments to reconcile net income to net cash provided by operating activities
Share of net loss of equity method investments	778	653	238
Gain on re-measurement of fair value of the equity method investment		(995)
Depreciation and amortization	8,491	7,119	4,139
Provision of allowance for doubtful accounts	1,044	415	313
Loss/(gain) on disposal of properties and equipment	158	(35)	240
Loss on impairment of intangible assets	0	19	0
Change in fair value of forward contract		(2,465)	2,465
Share-based compensation	12,536	5,362	6,457
Deferred tax	(784)	(886)	(181)
Changes in operating assets and liabilities
Accounts receivable	(10,333)	(9,777)	(4,609)
Prepaid expenses and other current assets	(2,003)	201	(1,204)
Other long term assets	76	(70)	(13)
Accounts payable	169	256	795
Accrued expense and other current liabilities	3,575	9,476	3,925
Deferred revenue	7,152	(1,031)	2,671
Income tax payable	2,846	2,241	3,099
Due from related parties, trading	(3,643)	(1,029)
Due from related parties, non-trading	60	(60)
Net cash provided by operating activities	58,306	47,771	38,529
Cash flows from investing activities
Decrease/(increase) in restricted cash	(826)	495
(Purchase)/maturity of term deposits	(63,982)	61,175	(62,198)
Payments made for equity method investments	(294)	(688)
Repayment of loans made to related parties	159	1,081	15,623
Purchase of properties and equipment	(4,560)	(10,265)	(23,955)
Prepayment for acquisition of property	(8,677)
Proceeds from disposal of properties and equipment	10	126	75
Considerations paid in business acquisitions (net of cash acquired of $2,148)	(338)	(9,305)
Proceeds from disposal of subsidiaries (net of cash disposed of $4)	67
Net cash (used in)/provided by investing activities	(78,441)	42,619	(70,455)
Cash flows from financing activities
Payment made in connection with repurchase of shares	(29,164)
Cash received from exercise of share options	1,111	1,232	98
Proceeds from issuance of ordinary shares upon IPO			110,222
Offering costs paid in connection with the IPO			(11,117)
Dividends paid to noncontrolling interest of ADF Navigation	(824)	(468)
Net cash provided by/(used in) financing activities	(28,877)	764	99,203
Effect of exchange rate changes	859	5,437	1,112
Net increase/(decrease) in cash and cash equivalents	(48,153)	96,591	68,389
Cash and cash equivalents at the beginning of year	199,696	103,105	34,716
Cash and cash equivalents at the end of year	151,543	199,696	103,105
Supplemental disclosures of cash flow information
Income tax paid	$ 5,150	$ 3,776	$ 1,099

CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF CASH FLOWS
Considerations paid in business acquisitions, cash acquired		$ 2,148
Proceeds from disposal of subsidiaries, cash disposed	$ 4

ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2012
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1.                       ORGANIZATION AND PRINCIPAL ACTIVITIES

AutoNavi Holdings Limited. (“AutoNavi” or the “Company”) was incorporated in the Cayman Islands on June 2, 2006. The Company, its subsidiaries, its consolidated variable interest entities (“VIEs”) and VIEs’ subsidiaries (collectively the “Group”) are primarily engaged in providing digital map content, navigation and location-based solutions in the People’s Republic of China (“PRC”).

As of December 31, 2012, details of the Company’s subsidiaries, its VIEs and VIEs’ subsidiaries were as follows:

	Later of acquisition/ incorporation	Place of establishment/ incorporation	Percentage of economic ownership
Subsidiaries:
AutoNavi International Co., Ltd (“AutoNavi BVI”)	August 9, 2006	BVI	100%
AutoNavi Investment Ltd. (“AutoNavi Investment”)	January 22, 2008	BVI	100%
AutoNavi Asia Ltd. (“AutoNavi Asia”)	January 30, 2008	Hong Kong	100%
AutoNavi Japan Ltd. (“AutoNavi Japan”)	March 19, 2009	Japan	100%
AutoNavi Information Technology Co., Ltd. (“AutoNavi Technology”)	August 24, 2006	PRC	100%
Shanghai eTag Information Technology Co., Ltd (“Etag”)	March 24, 2011	PRC	100%

VIEs:
AutoNavi Software Co., Ltd (“AutoNavi Software”)	April 26, 2002	PRC	100%
Beijing MapABC Technology Co., Ltd (“MapABC Technology”)	September 28, 2006	PRC	100%

VIE’s subsidiaries:
Beijing ADF Navigation Technology Co., Ltd. (“ADF Navigation”)	September 28, 2002	PRC	61.91%
Beijing PDAger Technology Development Co., Ltd (“PDAger”)	March 10, 2011	PRC	100%
Beijing Zhongke Puhui Technology Development Co., Ltd. (“ZKPH”)	June 28, 2006	PRC	75%
Beijing Xingtiandi Information Technology Co., Ltd. (“Xingtiandi Technology”)	December 31, 2006	PRC	100%
Xiamen AutoNavi Software Co., Ltd. (“AutoNavi Xiamen”)	June 30, 2007	PRC	100%
Beijing Yadao Xingkong Advertising Co., Ltd. (“Yadao Ads”)	November 30, 2007	PRC	70%
Beijing Yadao Media & Culture Development Co., Ltd. (“Yadao Media”)	November 30, 2007	PRC	70%

In September 2002, AutoNavi Software established ADF Navigation primarily with several major in-dash navigation system manufacturers to develop digital map data for the Chinese market for in-dash navigation systems in automobiles.

In September 2006, the Company, through AutoNavi Technology, entered into a series of contractual agreements as described below with AutoNavi Software and MapABC Technology whereby AutoNavi Software and MapABC Technology became the 100% consolidated VIE of the Company. AutoNavi Software provides automotive navigation solutions, mobile and internet location-based solutions and 3-D modeling applications. MapABC Technology is a leading internet and wireless based map application solution provider in China.

In December 2006, the Company, through AutoNavi Software, acquired 100% of the equity interest of Xingtiandi Technology, which holds a Class A qualification certificate for aerial photogrammetry granted by the State Bureau of Surveying and Mapping, and commenced the aerial photogrammetry business, with its principle customers being government and government agencies.

In June 2007, the Company, through AutoNavi Software, acquired 100% of the equity interest of AutoNavi Xiamen, a software developer specialized in navigation engine software development for personal navigation devices.

On March 10, 2011, the Group, through AutoNavi Software, acquired PDAger as set out in Note 3, which provides mobile location based services in China.

On March 24, 2011, the Company, through AutoNavi Technology, acquired 100% equity interest in Etag as discussed in Note 3, which is a software developer specialized in mobile location based application software utilized in personal navigation systems.

In August 2012, the Company sold all its equity interest in XuanCai, which was acquired in January 2008, to a third party. There was no material business operation in XuanCai and accordingly this disposal was not separately reported as discontinued operation.

In August 2012, Yadao Media, which was acquired in November 2007, filed a petition for liquidation and the related legal procedure is in progress. The liquidation will not be reported as discontinued operation as there is no material business operation in Yadao Media.

The VIE arrangements

Applicable PRC laws and regulations prohibit foreign investors from (i) holding a majority equity interest in PRC surveying and mapping companies, (ii) holding equity interest in PRC companies engaging in the production of digital navigation maps and aerial photogrammetry, and (iii) holding a majority equity interest in PRC companies providing internet content or other value-added telecommunication services or internet map services. As a Cayman Islands corporation, the Company is deemed a foreign legal person under PRC law. Accordingly, AutoNavi Technology, the Company’s wholly owned subsidiary in PRC, as a foreign-invested company, is currently ineligible to engage in the aforementioned business in the PRC.

The Company therefore conducts substantially all of its activities through the VIEs, AutoNavi Software and MapABC Technology, and their subsidiaries in the PRC. To provide the Company with the power to control and the ability to receive the majority of the expected residual returns of the VIEs and their subsidiaries, AutoNavi Technology entered into a series of contractual arrangements with AutoNavi Software and MapABC Technology in September 2006.

·                  Agreements that transfer economic benefits to AutoNavi Technology

Exclusive Technology Consulting and Service Agreements. Pursuant to the exclusive technology consulting and service             agreements between AutoNavi Technology and the VIEs, AutoNavi Technology has the exclusive right to provide to the VIEs technology consulting and services related to GIS systems, GPS systems, remote sensing technology, digital map, in-dash navigation, portable navigation, internet and mobile location-based services, and certain other business areas. AutoNavi Technology is entitled to charge the VIEs an annual service fees and adjust the service fee rate from time to time according to the amount of services it has provided to the VIEs, which are determined at AutoNavi Technology’s sole discretion. There is no limit on the amount of services AutoNavi Technology can potentially provide to the VIEs. Since the senior management teams of VIEs and those of AutoNavi Technology are all assigned by the Company, the agreement effectively entitles AutoNavi Technology to charge the VIEs service fees that amount to substantially all of the net income of VIEs. The term of this agreement will expire on September 27, 2016 and may be extended only with AutoNavi Technology’s written confirmation prior to the expiration date. AutoNavi Technology may terminate the agreement at any time by providing 30 days’ prior written notice to VIEs.

Patent, Know-how and Domain Name License Agreements. Pursuant to these agreements, AutoNavi Technology grants the VIEs a non-exclusive, non-assignable and non-transferable right to use AutoNavi Technology’s patents, know-how and domain names. The VIEs can only use the patents, know-how and domain names to conduct business according to their authorized business scope. The annual license fee is RMB50,000 for each patent, RMB10,000 for each domain name and RMB50,000 for all the know-how. AutoNavi Technology may waive the license fees at its own discretion. AutoNavi Technology owns the rights to any new technology developed due to implementation of the contract and utilization of AutoNavi Technology’s patents and know-how. These agreements have ten-year terms, which will expire on September 27, 2016. In the case of the patent and domain name, the license agreements may expire at the expiration date of the patent and domain name, respectively, if it is less than ten years from the date of the agreement. In addition, with AutoNavi Technology’s written confirmation prior to the expiration of the term, all the license agreements can be extended for one year from time to time.

Equity Pledge Agreements. Pursuant to the equity pledge agreements between AutoNavi Technology and the shareholders of the VIEs, the shareholders of the VIEs pledge all of their equity interests in the VIEs to AutoNavi Technology to guarantee the VIEs’ performance of their obligations under the exclusive technology consulting and service agreements, patent, know-how and domain name license agreements. If the VIEs breach their contractual obligations under those agreements, AutoNavi Technology, as pledgee, will be entitled to certain rights, including the right to sell the pledged equity interests. The shareholders of the VIEs agree that, without prior written consent of AutoNavi Technology, they will not dispose of the pledged equity interests or create or allow any encumbrance on the pledged equity interests that would prejudice AutoNavi Technology’s interest. During the term of the equity pledge agreements, AutoNavi Technology is entitled to receive all the dividends paid on the pledged equity interests. The equity pledge agreement will expire when the VIEs has fully performed their obligations under the exclusive technology consulting and service agreement and patent, know-how and domain name license agreements.

·                          Agreements that provide AutoNavi Technology effective control over the VIEs

Operating Agreements. Pursuant to the operating agreements among AutoNavi Technology, the VIEs and the shareholders of the VIEs, the VIEs must designate the candidates nominated by AutoNavi Technology to be the directors on their board of directors, and must appoint the persons recommended by AutoNavi Technology to be their president, financial controller and other senior executives. The VIEs also agree to accept the policies and guidance provided by AutoNavi Technology from time to time relating to employment, termination, operations and financial management. In addition, the VIEs agree that they will not engage in any transactions that could materially affect their assets, liabilities, rights or operations without the prior consent of AutoNavi Technology. Subject to the VIEs’ compliance with the terms of these agreements, AutoNavi Technology may guarantee the VIEs’ performances under any agreements or arrangements relating to their business operations with any third party. The term of the agreements will expire on September 27, 2016 and may be extended with AutoNavi Technology’s written confirmation prior to the expiration date. The term of the extension will be determined by AutoNavi Technology in its written confirmation. AutoNavi Technology may terminate the agreements at any time by providing 30 days’ advance written notice to the VIEs and to each of their shareholders. Neither the VIEs nor any of their shareholders may terminate the agreements prior to the expiration date.

Power of attorney. The nominee shareholders of the VIEs each executed an irrevocable power of attorney appointing Mr.Congwu Cheng, CEO of AutoNavi Technology, or any person subsequently designated by AutoNavi Technology as their attorney-in-fact to vote on their behalf on all matters of the VIEs requiring shareholder approval under PRC laws and regulations and the articles of association of the VIEs. Power of attorney will remain in force until the earlier of the following events: (1) if the shareholder is instructed by AutoNavi Technology to designate another PRC citizen to be his attorney-in-fact because Mr. Cheng no longer holds any position with AutoNavi Technology, and (2) the operating agreement among AutoNavi Technology, the VIEs and the shareholders of the VIEs is terminated.

The articles of association of the VIEs state that the major rights of the shareholders include the power to review and approve the annual budget, operating strategy and investment plan, elect the members of board of directors and approve their compensation plan.  Therefore, through the irrevocable power of attorney arrangement, AutoNavi Technology has the ability to exercise effective control over the VIEs as described in operating agreements through shareholder votes and, through such votes, to also control the composition of the board of directors and thus appoint the senior management of the VIEs.

Exclusive Purchase Option Agreements. Pursuant to the exclusive purchase option agreements among AutoNavi Technology, the VIEs and the shareholders of the VIEs, the VIEs’ shareholders irrevocably grant AutoNavi Technology an exclusive option to purchase, or cause a person designated by it to purchase, to the extent permitted under PRC law, all or part of the equity interests in the VIEs. The purchase price would be the legally allowed minimum amount. AutoNavi Technology has sole discretion to decide when to exercise the option, whether in part or in full. The term of the agreement will expire on September 27, 2016 and can be extended for additional ten years at AutoNavi Technology’s discretion. Through the exclusive purchase option agreements, each of VIEs’ shareholders irrevocably granted AutoNavi Technology an exclusive right to acquire, at any time, for its own account or through one or more PRC individuals or entities as nominee shareholders of its choice to replace the existing shareholders of AutoNavi Technology, which constitutes a substantive kick-out right that is exercisable and enforceable under current PRC laws and regulations. This kick-out right reinforces AutoNavi Technology’s ability to direct the activities that most significantly impact the VIEs’ economic performance.

As a result of these contractual arrangements, the Company, through its wholly owned subsidiary, AutoNavi Technology, has (1) the power to direct the activities of the VIEs that most significantly affect the entity’s economic performance and (2) the right to receive benefits from the VIEs. Consequently, AutoNavi Technology, ultimately the Company, is the primary beneficiary of the VIEs and the Company has consolidated the financial results of the VIEs and their subsidiaries in its consolidated financial statements since the later of the date of inception or acquisition.

In concluding that the Company is the primary beneficiary of the VIEs, the Company believes that the powers of attorney are valid, binding and enforceable under existing PRC laws and regulations and enable the Company, through AutoNavi Technology, to vote on all matters requiring shareholder approval for the VIEs. In addition, the Company believes that the exclusive purchase option agreements provide the Company, through AutoNavi Technology, with a substantive kick-out right. More specifically, the terms of the exclusive purchase option agreements are exercisable and enforceable under current PRC laws and regulations, and the minimum amount of consideration permitted by the applicable PRC law to exercise the purchase option does not represent a financial barrier or disincentive for the Company, through AutoNavi Technology, to exercise the purchase option. The Company’s rights under the powers of attorney and the exclusive purchase option agreements provide the Company with control over the shareholders of the VIEs and thus provide the Company with the power to direct the activities that most significantly impact VIEs’ economic performance. The Company believes that this ability to exercise control together with the equity pledge agreements ensure that the VIEs will continue to execute and renew the exclusive technology consulting and service agreements, patent, know-how and domain name license agreements and pay related service and license fees to AutoNavi Technology and accordingly the Company, through its wholly owned subsidiary, AutoNavi Technology, has the rights to receive the economic benefits from the VIEs.

Risks in relation to the VIE structure

The shareholders of the VIEs are also beneficial owners or directors of the Company. Their interests as beneficial owners of the VIEs may differ from the interests of the Company as a whole. The Company cannot be certain that if conflicts of interest arise, these parties will act in the best interests of the Company or that conflicts of interests will be resolved in the Company’s favor. Currently, the Company does not have existing arrangements to address potential conflicts of interest these parties may encounter in their capacity as beneficial owners of the VIEs, on the one hand, and as beneficial owners of the Company, on the other hand. The Company believes the shareholders of the VIEs will not act contrary to any of the contractual arrangements and the exclusive purchase option agreements provide the Company with a mechanism to remove them as shareholders of the VIEs should they act to the detriment of the Company. If any conflict of interest or dispute between the Company and the shareholders of the VIEs arises and the Company is unable to resolve it, the Company would have to rely on legal proceedings in the PRC. Such legal proceedings could result in disruption of its business; moreover, there is substantial uncertainty as to the ultimate outcome of any such legal proceedings.

The Company’s ability to control the VIEs depends on the powers of attorney that enable AutoNavi Technology to vote on all matters requiring shareholder approval in the VIEs. As noted above, the Company believes this power of attorney is legally enforceable but may not be as effective as direct equity ownership.

The Company believes that AutoNavi Technology’s contractual arrangements with the VIEs are in compliance with PRC law and are legally enforceable. However, there are substantial uncertainties regarding the interpretation and application of PRC laws and regulations. Accordingly if the legal structure and contractual arrangements were found to be in violation of any existing PRC laws and regulations, the regulatory authorities may exercise their discretion to deal with such violations, including:

·                  revoking the business and operating licenses and surveying and mapping qualification certificates of AutoNavi Technology and the VIEs;

·                  discontinuing or restricting AutoNavi Technology’s and the VIEs’ operations;

·                  imposing fines, confiscating the income from AutoNavi Technology and the VIEs’ operations, or imposing conditions or other requirements with which the Company or AutoNavi Technology or the VIEs may not be able to comply; and

·                  requiring the Company or AutoNavi Technology and the VIEs to restructure the relevant ownership structure or operations.

The imposition of any of these penalties may result in a material adverse effect on the Group’s ability to conduct its business. In addition, if the imposition of any of these penalties causes the Group to lose the rights to direct the activities of the VIEs and their subsidiaries or the right to receive their economic benefits, the Group would no longer be able to consolidate the VIEs.

The following consolidated financial information of the Group’s VIEs and their subsidiaries was included in the accompanying consolidated financial statements before the elimination of the inter-company transactions and balances between VIEs and their subsidiaries as a group and the Company and its subsidiaries as of and for the years ended:

	As of December 31,
	2011	2012
Total Current assets	96,825	138,688
Total assets	144,986	187,101
Total equity attributable to AutoNavi Holdings Limited shareholders	97,612	125,762

	For the year ended December 31,
	2010	2011	2012
Net revenues	82,188	114,054	134,498
Net income	22,369	29,826	26,719
Net cash provided by operating activities	10,074	40,413	36,792
Net cash used in investing activities	(1,845)	(6,597)	(33,687)
Net cash used in financing activities	—	(468)	(824)

The assets of the consolidated VIEs are not collateralized for the VIEs’ obligations and can only be used to settle the VIEs’ obligations. No creditors (or beneficial interest holders) of the VIEs have recourse to the general credit of the Company or any of its consolidated subsidiaries. No terms in any arrangements, considering both explicit arrangements and implicit variable interests, require the Company or its subsidiaries to provide financial support to the VIEs. However, if the VIEs ever need financial support, the Company or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to the VIEs through loans to the shareholders of the VIEs or entrustment loans to the VIEs.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.                       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The consolidated financial statements of the Group were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and certain comparative figures have been reclassified to conform to current year financial statement presentation.

Basis of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, its VIEs and its VIE’s subsidiaries. All inter-company transactions and balances have been eliminated upon consolidation.

Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and revenue and expenses in the consolidated financial statements and accompanying notes. Significant accounting estimates reflected in the Group’s consolidated financial statements include revenue recognition, allowance for doubtful accounts, share-based compensation, impairment of goodwill and intangible assets and income taxes. Actual results could differ from those estimates.

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments which are unrestricted as to withdrawal or use or which have maturities of three months or less when purchased.

Restricted cash

The Group’s restricted cash represents $835 deposits restricted as to withdrawal as performance security for certain contract as of December 31, 2012, which was released in March 2013.

Term deposits

Term deposits consist of deposit placed with financial institutions with original maturities of greater than three months and less than one year. The term deposits are not allowed to be withdrawn before their maturity. The term deposits carry either variable interest or fixed interest rate.

Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

·                  Level 1-inputs are based upon unadjusted quoted prices for identical instruments traded in active markets.

·                  Level 2-inputs are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

·                  Level 3-inputs are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques that include option pricing models, discounted cash flow models, and similar techniques.

Fair value of financial instrument

The Group’s financial instruments primarily consist of cash and cash equivalents, restricted cash, term deposits, accounts receivable, amounts due from related parties, equity method investments, accounts payable, accrued expenses and other current liabilities,  and forward contract.

The carrying values of the Company’s short-term financial instruments approximate their fair value because of their short maturities.

Estimates of fair value of the equity method investments in non-marketable securities cannot be practicably made without incurring excessive costs.

The Group carries forward contract as either assets or liabilities at fair value and recognized change in fair value as gain or loss in each period presented.

Accounts receivable

Accounts receivable represents receivables derived in the ordinary course of business. The Group establishes an allowance for doubtful accounts based upon estimates, historical experience and other factors surrounding the credit risk of specific customers.

Properties and equipment, net

Property and equipment, net, are stated at cost less accumulated depreciation and amortization. Depreciation and amortization are provided using the straight-line method over the following estimated useful lives:

Building	40 years
Equipment and furniture	2-5 years
Software	3-5 years
Aerial photogrammetry equipment	10 years
Vehicles	2-8 years
Office improvements	Shorter of the term of the lease or the estimated useful lives of the assets

Equity method investments

Investee companies over which the Group has the ability to exercise significant influence, but does not have a controlling interest are accounted for using the equity method. Significant influence is generally considered to exist when the Group has an ownership interest in the voting stock of the investee between 20% and 50%. Other factors, such as representation on the investee’s Board of Directors and the impact of commercial arrangements, are also considered in determining whether the equity method of accounting is appropriate.

An impairment charge is recorded when the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than-temporary.

Acquired intangible assets with definite lives, net

Acquired intangible assets with definite lives are carried at cost less accumulated amortization. Amortization of customer relationship is computed based on the estimated attrition pattern of the acquired customers. Amortization of other definite-lived intangible assets is computed using the straight-line method. The estimated economic lives of acquired intangible assets with definite lives are as follows:

Operating licenses	1.8-7 years
Contract backlog	1-3 years
Customer relationship	3.3-8 years
Non-compete agreement	3-5.5 years
Complete technology	3.5-4.8 years
Content copyright	0.25 years
Partnership agreement	4.8 years

Impairment of long-lived assets with definite lives

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss based on the fair value of the assets.

Impairment of goodwill and indefinite-lived intangible assets

The Group reviews the carrying value of intangible assets not subject to amortization, including goodwill, to determine whether impairment may exist annually or more frequently if events and circumstances indicate that they might be impaired. Specifically, goodwill impairment is determined using a two-step process. The first step compares the fair values of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. Estimating fair value is performed by utilizing various valuation techniques, with the primary technique being a discounted cash flow.

The impairment test for other intangible assets not subject to amortization consists of a comparison of the fair value of the intangible asset with its carrying value. If the carrying value of the intangible asset exceeds its fair value, an impairment loss is recognized in an amount equal to that excess.

Treasury stock

Treasury stock represents shares of the Company’s stock that have been issued, repurchased by the Company, and that have not been retired or canceled.  These shares have no voting rights and are not entitled to receive dividends and excluded from the weighted average outstanding shares in calculation of net income per share.  Treasury stock is recorded at cost.

Revenue recognition

The Company derives revenues primarily from the following:

Automotive navigation

In-dash navigation systems

The Group provides perpetual licenses of digital map data to certain in-dash navigation system manufacturers and automobile manufacturers for in-dash navigation systems on a per copy basis. The Group usually converts its digital map data into different proprietary formats of the in-dash navigation system manufacturers and sends master copy or DVD copies of the converted map data to these companies. Revenues from licensing map data for in-dash navigation systems are recognized when all of the following criteria are met: (i) persuasive evidence of an arrangement exists, (ii) delivery has occurred, (iii) the price to the customer is fixed or determinable and (iv) collection of the resulting accounts receivable is reasonably assured (collectively “the four revenue recognition criteria”).

Customer purchase orders and/or contracts are generally used to determine the existence of an arrangement. The Group assesses whether a price is fixed or determinable based upon the payment terms associated with the transaction and whether the sales price is subject to refund or adjustment. The Group assesses the collectability of accounts receivable based primarily on the customer’s payment history. In the case that the Group provides master copy of map data, the revenue is recognized based on the monthly statement from the customers indicating the number of copies they have installed. In the case that Group provides DVD copies of map data, the revenue is recognized when map data are delivered to the customers’ destination. After the delivery of the map data, there are no post sale obligations other than warranty terms and telephone support to end customers. Customers purchase updated versions of digital map data from the Group separately.

Aftermarket Navigation Solutions

The Group offers customized solutions to manufactures of dealer option in-dash navigation system and portable navigation device manufacturers (collectively “Manufactures”) based on their specific needs, which range from digital map data only to a “total solution” including digital map data, a navigation engine, and a user interface on a per copy basis. Free updates to map data and the related application software may be provided on a when-and-if-available basis.

The Group usually sends master copy of map data or total solution to customers. When no free updates are provided, revenues are recognized when all of the four revenue recognition criteria are met upon the receipt of the monthly statement from the customers indicating the number of copies they have installed. For the total solutions with free updates to map data and the related application software on a when-and-if-available basis, as the Group is not able to establish vendor-specific objective evidence (“VSOE”) as to the fair value for updates, revenues are recognized ratably over the service period if all other basic revenue recognition criteria are met.

Under the map data arrangement with one portable navigation device manufacturer, the Group provided a master copy of map data and timely updates to the data in the contract period for a nonrefundable minimum licensing fee. A usage fee will be charged for each copy made and sold by the manufacturer in excess of the number of copies covered by the minimum license fee. The nonrefundable minimum license fee is recognized as revenue ratably over the contract period. Fees for additional copies are recognized as revenue when reports as to additional copies made are provided by the manufacturer. In addition, because of uncertainty relating to collectability in this specific instance prior to 2012, recognized revenues are further limited to the amount of cash received in 2010 and 2011.

Mobile/Internet location-based solutions

Pre-installed and Downloadable Navigation Applications

The Group provides map application solutions, including a perpetual license of map data, a navigation engine and a user interface, on a per copy basis to mobile phone and tablet computer manufacturers to pre-install the solutions on their products. The Group usually sends master copy of the map application solutions to customers or provides end users with access to download the solutions from application stores. When no free updates to the map data and the related application software are provided, revenues are recognized when all the four revenue recognition criteria are met upon the receipt of the monthly statement from the customers or application stores indicating the number of copies the customers or end users have installed. For the arrangement with free updates to map data and the related application software on a when-and-if-available basis, as the Group is not able to establish VSOE as to the fair value for updates, revenues are recognized ratably over the service period if all other basic revenue recognition criteria are met.

Solutions for mobile operators

The Group provides digital map database to China Mobile to support its mobile location-based services provided to its mobile subscribers. The Group also cooperates with China Telecom, supporting its location-based mobile navigation business platform, across China Telecom’s nationwide network. Revenues are computed based on the level of database usage and the pre-agreed share of mobile navigation services revenue. Mobile operators provide the Group with a monthly statement that represents the principal evidence that solutions have been delivered and revenue is recognized on the basis of the monthly statements.

Internet-based Map API Solutions

The Group also provides map application solutions to customers, enabling the website access to the Group’s digital map database through the Group’s map application programming interfaces (“API”) and incorporate the Group’s location-based information into their own search engine and content. Revenues are derived from the following arrangements:

1) Provision of map data service for a fixed annual or quarterly fee, or a minimum fee plus additional fee when the website reaches certain performance goals, such as click rates or advertisements displayed. The fixed fee or minimum fee is recognized as revenue ratably over the service period. Additional fees are recognized as revenue when reports provided by the customer as to achievement of the performance goal are received.

2) Sales of map data and related application software, when no free updates to the map data and related software are provided, revenues are recognized when all the four revenue recognition criteria are met. These criteria are usually met upon the delivery of map data and the related application software.

For arrangements with free updates to map data and the related application software on a when-and-if-available basis, as the Group is not able to establish VSOE as to the fair value of the update right, revenues are recognized ratably over the service period if all other basic revenue recognition criteria are met.

Mobile Internet Solutions for Public Sectors and Enterprises.

The Group offers location based solutions to help municipal governments for improvement of civil management efficiency or to assist enterprises to better monitor and manage their resources, including tracking assets and managing fleet. These solution offerings usually include proprietary application software for server and terminals, third-party hardware and software primarily including PC server, storage and network equipment and related application software, and free support services mainly including telephone support and free unspecified upgrades to application software on a when-and-if-available basis for one to three years period. Prior to 2011, as no VSOE of fair value of the support services had been established and the delivered software and hardware was not considered accepted by the customers until the completion of preliminary acceptance test, the entire arrangement was accounted as a single unit of accounting, resulting in the revenues and costs applicable to both the delivered software and hardware and undelivered support services being recorded ratably over the remaining service period upon the completion of the preliminary acceptance test if all other basic revenue recognition criteria were met.

In October 2009, the FASB issued guidance related to Multiple-Deliverable Revenue Arrangements. The guidance establishes a selling price hierarchy for determining the selling price of a deliverable, which is based on: (a) VSOE ; (b) third-party evidence (“TPE”) if VSOE is not available; or (c) estimated selling price (“ESP”) if neither VSOE nor TPE is available. The Group prospectively adopted the guidance for multiple elements arrangements entered into on or after January 1, 2011 and concluded that the total arrangement consideration can be separated to 1) third-party hardware and 2) software deliverables and free support service based on relative selling prices. The revenue of third party hardware is recognized upon delivery or at the completion of preliminary acceptance test if there’s any. The revenues allocated to the software deliverables which include free support services are recorded ratably over the remaining service period upon the completion of preliminary acceptance test if all other basic revenue recognition criteria are met as the Group is not able to establish VSOE as to the fair value of the support service. The adoption of this guidance did not have a material impact on the Group’s financial statements.

Public sector and enterprise applications

Aerial photogrammetry and 3-D modeling applications

The Group provides aerial digital maps and 3-D modeling applications to certain PRC government agencies and enterprises to meet their needs in land usage survey, specific needs for 3-D geographic information and other needs pursuant to a service contract arrangement, which usually takes several months to finish. The Group recognizes aerial photogrammetry contract revenue using the percentage-of-completion method, based on contract costs incurred to date compared with total estimated contract costs. No post contract services are provided by the Group. For the contract which the current estimates of total contract revenue and contract cost indicate a loss, a provision for the entire loss on the contract was recognized when the loss become evident.

Map data licensing

The Group provides one-time map data license or map data license for a certain period with timely updates to the map data during such contract period on a when-and-if-available basis to certain enterprises to support their location-based application. When one-time map data licensing is provided, revenues are recognized when the four revenue recognition criteria are met. For map data license for certain periods, revenues are recognized ratably over the contract period

Other revenues

Other services provided by the Group include technical consulting services, publishing and advertising services, and navigation device road test services. The Group recognizes revenue when all the four revenue recognition criteria are met. These criteria are usually met upon the completion of the services.

Value added taxes rebate revenues

The Group receives value added taxes (“VAT”) rebates from relevant tax authority as an incentive to certain high-tech industries. VAT rebates are recorded as revenue when the Group properly files the rebate application for the relevant VAT amount paid to tax authority. The Group has recorded $7,351, $10,692 and $14,008 of VAT rebate in revenue for the years ended December 31, 2010, 2011 and 2012, respectively. The VAT rebate revenues are classified into the relevant revenue categories.

In July 2012, the Ministry of Finance and the State Administration of Taxation jointly issued a circular regarding the pilot collection of VAT in lieu of business tax in certain areas and industries in the PRC. Starting from September 1, 2012, substantially all PRC subsidiaries and VIEs in the Group became subject to VAT at the rates of 6% or 3%, on certain service revenues which were previously subject to business tax.

Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. However, entities that are VAT small scale tax payers cannot offset their input VAT against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded in either other current liabilities or other current assets on the consolidated balance sheets.

Research and development costs

The Group incurs costs in developing applications for internal use, such as software to improve the effectiveness of map data creation and updating activities, and costs in developing software for sale, such as navigation engine in personal navigation application arrangements and location-based management software in government and enterprise location based solution arrangements.

The Group expenses research and development costs as incurred as it does not track separately the costs incurred for developing software subsequent to establishing technological feasibility.

Government subsidies

Subsidies are recorded as a liability when received and recognized as other operating income when there is reasonable assurance that the Group has complied with the conditions attaching to it, which is normally upon the government approval.  When there is no such condition, government subsidies are recognized upon receipt as other operating income because the subsidies are not intended to compensate for specific expenditure and not subject to future return. $655, $1,610 and $2,181 of government subsidies were received and the Group has recorded $748, $163 and $3,111 of government subsidies in the statement of operations during the years ended December 31, 2010, 2011 and 2012, respectively.

Operating leases as lessee

Leases where substantially all the rewards and risks of ownership of assets remain with the lessor are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of operations on a straight-line basis over the lease periods.

Income taxes

Deferred income taxes are recognized for temporary differences between the tax bases of assets and liabilities and their reported amounts in the financial statements and net operating loss carry forwards and credits by applying enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant tax authorities.

The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.

Foreign currency translation

The functional and reporting currency of the Company and the Company’s subsidiaries located outside the PRC is the United States dollar (“U.S. dollar”). The financial records of the Company’s subsidiary, its VIEs and its VIEs’ subsidiaries located in the PRC are maintained in its local currency, the Renminbi (“RMB”), which is the functional currency of these entities.

Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the functional currency during the year are converted into functional currency at the applicable rates of exchange prevailing when the transactions occurred. Transaction gains and losses are recognized in the statements of operations.

The Group’s entities with functional currency of RMB translate their operating results and financial position into the U.S. dollar, the Company’s reporting currency. Assets and liabilities are translated using the exchange rates in effect on the balance sheet date. Revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income.

Comprehensive income

Comprehensive income mainly includes net income and foreign currency translation adjustments. Beginning in January 1, 2012, the Group presents the components of net income, the components of other comprehensive income and total comprehensive income in a single continuous statement of comprehensive income. The consolidated financial statements for prior periods have been adjusted for the retrospective application of the authoritative guidance regarding presentation of comprehensive income.

Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash, term deposits, accounts receivable and amounts due from related parties. The Group places their cash with financial institutions at various locations. The Group conducts credit evaluations of customers and generally do not require collateral or other security from their customers.

Details of the customers accounting for 10% or more of total revenues are as follow:

	December 31,
Customer	2010	2011	2012
A	34%	34%	30%
B	29%	26%	21%
E	*	*	15%

Details of the customers accounting for 10% or more of accounts receivable are as follow:

	December 31,
Customer	2011	2012
A	22%	15%
B	16%	18%
D	10%	17%
E	*	13%

* not greater than 10%

Share-based compensation

Share-based compensation with employees and directors is measured based on the grant date fair value of the equity instrument, The Group recognizes the compensation costs net of a forfeiture rate on a straight-line basis over the requisite service period of the award, which is generally the vesting period of the award, based on the graded vesting attribution method. The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures will be recognized through a cumulative catch-up adjustment in the period of change.

A change in any of the terms or conditions of share options is accounted for as a modification of the share incentive plan. Therefore, the Group calculates incremental compensation cost of a modification as the excess of the fair value of the modified option over the fair value of the original option immediately before its terms are modified, measured based on the share price and other pertinent factors at the modification date. For vested options, the Group would recognize incremental compensation cost in the period of the modification occurred and for unvested options, the Group would recognize, over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date.

Net income per share

The Group has determined that its convertible redeemable preferred shares were participating securities as the preferred shares participate in undistributed earnings on an as-if-converted basis. Accordingly, the Group has used the two-class method of computing net income per share, for ordinary and preferred shares according to the participation rights in undistributed earnings. Under this method, undistributed net income is allocated on a pro rata basis to the ordinary and preferred shares to the extent that each class may share income for the period; whereas net loss is allocated to ordinary shares only because preferred shares are not contractually obligated to share the loss. The convertible redeemable preferred shares were automatically converted to ordinary shares upon the completion of the IPO on July 1, 2010.

The Group has stock options and nonvested shares which could potentially dilute basic earnings per share in the future. To calculate the number of shares for diluted net income per share, the effect of the convertible redeemable preferred shares is computed using the if-converted method; the effect of the stock options and nonvested shares is computed using the treasury stock method.

Accounting pronouncements recently adopted

In May 2011, the FASB issued an authoritative pronouncement on fair value measurement. The guidance is the result of joint efforts by the FASB and International Accounting Standards Board to develop a single, converged fair value framework. The guidance is largely consistent with existing fair value measurement principles in US GAAP. The guidance expands the existing disclosure requirements for fair value measurements and makes other amendments, mainly including:

·                                          Highest-and-best-use and valuation-premise concepts for nonfinancial assets-the guidance indicates that the highest-and-best-use and valuation-premise concepts only apply to measuring the fair value of nonfinancial assets.

·                                          Application to financial assets and financial liabilities with offsetting positions in market risks or counterparty credit risk-the guidance permits an exception to fair value measurement principles for financial assets and financial liabilities (and derivatives) with offsetting positions in market risks or counterparty credit risk when several criteria are met. When the criteria are met, an entity can measure the fair value of the net risk position.

·                                          Premiums or discounts in fair value measure-the guidance provides that premiums or discounts that reflect size as a characteristic of the reporting entity’s holding (specifically, a blockage factor that adjusts the quoted price of an asset or a liability because the market’s normal daily trading volume is not sufficient to absorb the quantity held by the entity) rather than as a characteristic of the asset or liability (for example, a control premium when measuring the fair value of a controlling interest) are not permitted in a fair value measurement.

·                                          Fair value of an instrument classified in a reporting entity’s stockholders’ equity-the guidance prescribes a model for measuring the fair value of an instrument classified in stockholders’ equity; this model is consistent with the guidance on measuring the fair value of liabilities.

·                                          Disclosures about fair value measurements-the guidance expands disclosure requirements, particularly for Level 3 inputs. Required disclosures include:

(i)                                     For fair value measurements categorized in Level 3 of the fair value hierarchy: (1) a quantitative disclosure of the unobservable inputs and assumptions used in the measurement, (2) a description of the valuation process in place (e.g., how the entity decides its valuation policies and procedures, as well as changes in its analyses of fair value measurements, from period to period), and (3) a narrative description of the sensitivity of the fair value to changes in unobservable inputs and interrelationships between those inputs.

(ii)                                  The level in the fair value hierarchy of items that are not measured at fair value in the statement of financial position but whose fair value must be disclosed.

The guidance is to be applied prospectively and is effective for interim and annual periods beginning after December 15, 2011, for public entities. Early application by public entities is not permitted. The Group adopted this pronouncement effectively January 1, 2012, which did not have a significant effect on the Company’s consolidated financial statements.

In June 2011, the FASB issued an authoritative pronouncement to require an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. The guidance does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The guidance should be applied retrospectively. For public entities, the guidance is effective for fiscal years and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted. In December 2011, the FASB issued an authoritative pronouncement related to deferral of the effective date for amendments to the presentation of reclassifications of items out of accumulated other comprehensive income. This guidance allows the FASB to redeliberate whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. While the FASB is considering the operational concerns about the presentation requirements for reclassification adjustments and the needs of financial statement users for additional information about reclassification adjustments, entities should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect before update the pronouncement issued in June 2011. The Group adopted this guidance effective January 1, 2012 and presented the comprehensive income in a single continuous statement of comprehensive income.

In September 2011, the FASB issued an authoritative pronouncement related to testing goodwill for impairment. The guidance is intended to simplify how entities, both public and nonpublic, test goodwill for impairment. The guidance permits an entity to first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if a public entity’s financial statements for the most recent annual or interim period have not yet been issued. The Group adopted this pronouncement effective January 1, 2012, which did not have a significant effect on the Company’s consolidated financial statements, as the Company chose to directly perform the two-step goodwill impairment test for 2012.

Recently issued accounting standards not yet adopted

In December 2011, the FASB has issued an authoritative pronouncement related to disclosures about offsetting assets and liabilities. The guidance requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The Company does not expect the adoption of this guidance to have a significant effect on its consolidated financial statements.

In February 2013, the FASB has issued an authoritative pronouncement related to reporting of amounts reclassified out of accumulated other comprehensive income, to improve the transparency of reporting these reclassifications. Other comprehensive income includes gains and losses that are initially excluded from net income for an accounting period. Those gains and losses are later reclassified out of accumulated other comprehensive income into net income. The amendments in this ASU do not change the current requirements for reporting net income or other comprehensive income in financial statements. All of the information that this ASU requires already is required to be disclosed elsewhere in the financial statements under U.S. GAAP.

The new amendments will require an organization to:

·         Present (either on the face of the statement where net income is presented or in the notes) the effects on the line items of net income of significant amounts reclassified out of accumulated other comprehensive income - but only if the item reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period.

·     Cross-reference to other disclosures currently required under U.S. GAAP for other reclassification items (that are not required under U.S. GAAP) to be reclassified directly to net income in their entirety in the same reporting period. This would be the case when a portion of the amount reclassified out of accumulated other comprehensive income is initially transferred to a balance sheet account (e.g., inventory for pension-related amounts) instead of directly to income or expense.

The amendments apply to all public and private companies that report items of other comprehensive income. The amendments are effective for reporting periods beginning after December 15, 2012. The Group will adopt this pronouncement on January 1, 2013 which will not have a significant impact on its financial condition or results of operations.

BUSINESS COMBINATIONS	12 Months Ended
Dec. 31, 2012
BUSINESS COMBINATIONS
BUSINESS COMBINATIONS

3.                       BUSINESS COMBINATIONS

(a) On March 10, 2011, to further expand location-based solutions business, the Group acquired the remaining 80% equity interest in PDAger and certain technology platform from the shareholders of PDAger with a total cash consideration of $8,291, and accordingly PDAger became a 100% held subsidiary of the Group. The Group paid the cash consideration of $7,953 as of December 31, 2011 and the remaining consideration of $338 was paid in February 2012.

The acquisition has been accounted for using the acquisition method of accounting and the results of the operations of PDAger (revenue of $5,387 and net income of $469) were included in the Group’s consolidated financial statements for the year ended December 31, 2011.

In connection with the above business combination transaction, the Company re-measured its previously held 20% equity interest in PDAger at the acquisition-date fair value of $1,679 and recognized a gain of $995 in “gain on re-measurement of fair value of the equity method investment” in the consolidated statements of comprehensive income for the year ended December 31, 2011.

The purchase price allocation of the transaction was determined by the Group with the assistance of an independent valuation firm, which was as follows:

		Amortization period

Cash	2,147
Accounts receivables	1,577
Prepaid expense and other current assets	289
Deferred tax assets	222
Prepaid income tax	277
Properties and equipment, net	139
Intangible assets:
Partnership agreement	3,219	4.8 years
Customer relationship	2,043	4.8 years
Complete technology	1,419	4.8 years
Operating licenses	21	3.5 years
Accrued expenses and other current liabilities	(702)
Deferred revenue	(2,137)
Deferred tax liabilities	(1,005)
Re-measured fair value of previous 20% equity method investment	(1,679)
Goodwill	2,461

Total	8,291

(b) On March 24, 2011, the Group acquired 100% equity interest in Etag and certain technology patents from the shareholders of Etag with cash consideration of $3,162. Etag was a software developer specialized in wireless location based application software utilized in personal navigation systems.

The acquisition has been accounted for using the acquisition method of accounting and the results of the operations of Etag (revenue of $822 and net income of $32) were included in the Group’s consolidated financial statements for the year ended December 31, 2011.

The purchase price allocation of the transaction was determined by the Group with the assistant of an independent valuation firm, which was as follows:

		Amortization period

Cash	1
Receivable and other current assets	21
Deferred tax assets	128
Intangible assets:
Complete technology	707	3.8 years
Non-compete agreement	38	3.0 years
Deferred tax liabilities	(182)
Other current liabilities	(230)
Goodwill	2,679

Total	3,162

The Group’s financial assets and liabilities measured at fair value on a non-recurring basis include acquired assets and liabilities based on Level 3 inputs in connection with business acquisitions.

The Group measured the fair value of the purchased intangible assets using the “cost” and “income approach” valuation method. These purchased intangible assets are considered Level 3 assets because the Group used unobservable inputs, such as forecasted financial performance of the acquired business and discount rates, to determine the fair value of these purchased assets. The goodwill resulted from the acquisition of PDAger and Etag is mainly attributable to intangible assets that cannot be recognized separately as identifiable assets under US GAAP, and comprise (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition.

The following unaudited pro forma information summarizes the effect of the two acquisitions, as if the acquisition of PDAger and Etag had occurred on January 1, 2010. This pro forma information is presented for information purposes only and does not purport to represent the actual results that may have occurred had the acquisitions actually taken place at the beginning of the period indicated, nor is it necessarily indicative of future results of operations.

	For the year ended December 31,
	2010	2011
Pro forma net revenue	91,007	128,103
Pro forma net income	19,046	36,419

REVENUE AND SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2012
REVENUE AND SEGMENT INFORMATION
REVENUE AND SEGMENT INFORMATION

4.                       REVENUE AND SEGMENT INFORMATION

The Group’s chief operating decision maker is the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. Hence, the Group has only one operating segment.

Geographic information

The Group operates in the PRC and all of the Group’s long-lived assets are located in the PRC.

Components of net revenues are presented in the following table:

	For the year ended December 31,
	2010	2011	2012
Automotive navigation	63,410	85,853	92,122
Mobile/Internet location-based solutions	11,322	27,420	47,575
Public sector and enterprise applications	9,061	12,278	17,693
Other	1,972	1,409	2,303
Net revenues	85,765	126,960	159,693

ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2012
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

5.                       ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consists of:

	As of December 31,
	2011	2012
Revenue recognized in excess of billings	5,466	13,050
Other trade receivables	30,807	32,935
Total	36,273	45,985

Revenue recognized in excess of billings represent amounts earned using the percentage-of-completion method under public sector and enterprise applications contracts but not billable at the respective balance sheet dates. These amounts become billable according to the contract terms.

Movement of allowance for doubtful accounts is as follows:

	Balance at beginning of the year	Acquisition of a subsidiary	Exchange adjustment	Charge to expenses	Reversal	Written-off	Balance at end of the year
2011	419	69	31	304	—	—	823
2012	823	—	19	1,033	—	(16)	1,859

PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2012
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

6.                       PREPAID EXPENSES AND OTHER CURRENT ASSETS

	As of December 31,
	2011	2012
Advances to employees	446	663
VAT rebate receivable	839	2,009
Prepaid rental and rental deposits	1,238	1,557
Advance to suppliers	425	455
Inventory	264	28
Interest receivable	861	1,168
Other prepaid expenses	1,652	1,960
Total	5,725	7,840

Advances to employees primarily represent cash advance for their travelling in map data collection.

EQUITY METHOD INVESTMENTS	12 Months Ended
Dec. 31, 2012
EQUITY METHOD INVESTMENTS
EQUITY METHOD INVESTMENTS

7.                       EQUITY METHOD INVESTMENTS

	As of December 31,
	2011	2012
Investee
95190	4,181	3,791
Beijing GoldenTom Information Technology Co. Ltd.	261	12
Ariadne’s Thread Co. Ltd.	—	361
Total	4,442	4,164

On January 1, 2009, the Group completed the acquisition of 22% equity of Beijing 95190 Information Technology Co., Ltd. (“95190”), which operates a call center to provide online driving directions, safety driving information and emergency rescue to automobile drivers and passengers in the PRC, for a cash consideration of $4,397. Since the Group has the ability to exercise significant influence over the operating and financing decisions of 95190, the Group uses the equity method of accounting to record its investment in 95190. Starting from January 1, 2010, pursuant to the financial performance based equity adjustment term in the original purchase agreement, the percentage of the Group’s shareholding in 95190 was adjusted upwards to 24.96%. On February 17, 2011, 95190’s shareholders, including the Group, made a pro rata transfer of their shares to a shareholder of 95190 for free of charge. As a result, the Group’s shareholding in 95190 was reduced to 24.21% from 24.96%. Consequently the Group recognizes the share of operating result of 95190 based on 24.21% starting from February 17, 2011. The Group’s share of the net loss of 95190 was $(202), $(425) and $(410) for the years ended December 31, 2010, 2011 and 2012, respectively.

On October 28, 2011, AutoNavi Software and TomTom Global Content B.V.(“TomTom Global”) established a joint venture, Beijing GoldenTom Information Technology Co., Ltd (“GoldenTom”), to provide digital map databases and traffic information in China. AutoNavi Software and TomTom Global contributed capital of $510 and $490, and accordingly hold 51% and 49% equity interests of GoldenTom, respectively. The Company does not have the ability to control over GoldenTom since according to the investment agreement, all the significant decisions to be made in ordinary course of business shall be agreed by all board members, who are from both AutoNavi Software and TomTom Global, unanimously. AutoNavi and TomTom Global share the control over the significant activities of GoldenTom who acts as a distribution channel of the products of AutoNavi and TomTom Global. As a result, the investment in GoldenTom is accounted for as an equity method investment. The Group’s share of the net loss of GoldenTom was $(247) and $ (249) for the years ended December 31, 2011 and 2012, respectively.

On January 17, 2012 the Group acquired 20% equity interest in Ariadne’s Thread Co., Ltd (“Ariadne”) with a cash consideration of $477, which is a company engaged in e-commerce of movie tickets through its proprietary mobile applications. This investment is accounted for under equity method. The Group’s share of the net loss of Ariadne was $ (119) for the year ended December 31, 2012.

PROPERTIES AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2012
PROPERTIES AND EQUIPMENT, NET
PROPERTIES AND EQUIPMENT, NET

8.                       PROPERTIES AND EQUIPMENT, NET

	As of December 31,
	2011	2012
Buildings	30,921	31,238
Equipment and furniture	13,653	13,886
Aerial photogrammetry equipment	7,394	7,423
Office improvements	8,015	9,073
Vehicles	3,521	3,594
Software	2,601	3,114
Total properties and equipment	66,105	68,328
Less: Accumulated depreciation and amortization	(16,860)	(21,208)
Properties and equipment, net	49,245	47,120

The Group recognized depreciation and amortization expenses of $3,736, $5,341 and $6,559 for the years ended December 31, 2010, 2011 and 2012, respectively.

ACQUIRED INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2012
ACQUIRED INTANGIBLE ASSETS, NET
ACQUIRED INTANGIBLE ASSETS, NET

9.                       ACQUIRED INTANGIBLE ASSETS, NET

The costs and accumulated amortization of acquired intangible assets were as follows:

	As of December 31,
	2011	2012
Intangible assets not subject to amortization:
Domain name	562	567
Intangible assets subject to amortization:
Customer relationship	3,958	3,999
Operating licenses	1,458	1,004
Complete technology	2,908	2,938
Contract backlog	299	302
Non-compete agreement	272	275
Content copyright	20	20
Partnership agreement	3,349	3,384
Total intangible assets	12,826	12,489
Less: Accumulated amortization
Customer relationship	(2,201)	(2,878)
Operating licenses	(967)	(516)
Complete technology	(1,093)	(1,611)
Contract backlog	(299)	(302)
Non-compete agreements	(198)	(250)
Content copyright	(20)	(20)
Partnership agreement	(562)	(1,271)
Accumulated amortization	(5,340)	(6,848)
Less: Accumulated impairment
Domain name	(36)	(36)
Customer relationship	(113)	(114)
Operating licenses	(473)	(478)
Non-compete agreements	(9)	(9)
Accumulated impairment	(631)	(637)
Intangible assets, net	6,855	5,004

The indefinite-lived intangible asset is the domain name of www.mapabc.com which was acquired in the acquisition of MapABC Technology in 2006. The domain name can be renewed indefinitely without significant cost.

The Group recorded an amortization expense for acquired intangible assets of $403, $1,778 and $1,932 for the years ended December 31, 2010, 2011 and 2012, respectively. The Group expects to record an amortization expense of $1,641, $1,538, $1,294 and $nil for the years of 2013, 2014, 2015 and 2016 and thereafter, respectively.

The Group recorded an impairment loss for the acquired intangible assets of $nil, $19 and $nil for the years ended December 31, 2010, 2011 and 2012, respectively. In 2011, the impairment loss of $19 was related to certain intangible assets held by Yadao Ads and Yadao Media since the Group estimated the expected future cash flows associated with these assets were insufficient to recover their carrying values.

GOODWILL	12 Months Ended
Dec. 31, 2012
GOODWILL
GOODWILL

10.                GOODWILL

	As of December 31,
	2011	2012
Gross amount:
Beginning balance	4,038	9,582
Goodwill arising from acquisitions	5,140	—
Exchange differences	404	98
Ending balance	9,582	9,680
Accumulated goodwill impairment loss:
Beginning balance	(796)	(835)
Exchange differences	(39)	(8)
Ending balance	(835)	(843)
Goodwill, net	8,747	8,837

In 2011, goodwill increased by $5,140 including $2,679 and $2,461 arising from the acquisitions of Etag and additional interest of PDAger, respectively, as discussed in note 3 “Business Combinations”.  There was no goodwill impairment loss recorded in the years ended December 31, 2010, 2011 and 2012.

The Company performs its annual goodwill impairment tests at each year end. In the goodwill impairment test, the Company used the income approach, which it believed to be more reliable than the market approach in determining the fair value of the Company’s reporting unit. Accordingly, it adopted a discounted cash flow (“DCF”) method under the income approach, which considers a number of factors that include expected future cash flows, growth rates and discount rates and requires the Company to make certain assumptions and estimates regarding industry economic factors and future profitability of its reporting unit. The assumptions are inherently uncertain and subjective.

When applying the DCF method for the reporting unit, the Company incorporated the use of projected financial information and a discount rate that is developed using market participant based assumptions. The cash flow projections were based on five-year financial forecasts developed by management that included revenue projections, capital spending trends, and investments in working capital to support anticipated revenue growth.

The Company performs goodwill impairment analysis as of December 31 of each year. No impairment charges were reached for the years ended December 31, 2010, 2011 and 2012.

ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

11.                ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	As of December 31,
	2011	2012
Salaries and welfare payable	9,723	11,974
VAT, business tax and other tax payable	5,151	6,248
Accrued flight rental costs	1,560	1,021
Deferred income from government subsidies	2,742	1,531
Payables for purchase of equipment	375	379
Accrued professional service fee	2,000	1,798
Accrued outsourced data processing and other direct costs	1,801	3,426
Other accrued expenses	2,719	3,236
Total	26,071	29,613

INCOME TAXES	12 Months Ended
Dec. 31, 2012
INCOME TAXES
INCOME TAXES

12.                INCOME TAXES

The Company and its non-PRC subsidiaries, AutoNavi BVI, and AutoNavi Investment are tax exempted companies incorporated in the Cayman Islands and the British Virgin Islands, respectively.

No income tax expense provision for AutoNavi Asia, which was incorporated in Hong Kong, was made for the years ended December 31, 2010, 2011 and 2012 as AutoNavi Asia did not have any assessable profits arising in or derived from Hong Kong.

The Company’s PRC subsidiaries and VIEs are generally subject to an enterprise income tax at 25% tax rate pursuant to the Enterprise Income Tax Law (the “EIT Law”), other than the preferential tax treatments enjoyed by certain entities described below.

Enterprises that meet the definition of “Manufacturing foreign-invested enterprise” (MFIE) under EIT Law prior to January 1, 2008 are entitled to a two-year exemption from income tax starting in its first tax-profitable year, followed by a 50% reduction in tax rate for the succeeding three years. ADF Navigation was certified as MFIE in 2008 by the relevant tax authorities and therefore was entitled to exemption for the years of 2008 and 2009 and a 12.5% preferential tax rates for 2010, 2011 and 2012.

Under the EIT Law, an enterprise which qualifies as a “High and new technology enterprise” (“the HNTE”) is entitled to a tax rate of 15%. The HNTE status is valid for three years and qualifying entities can apply to renew for an additional three years provided their business operations continue to qualify for the HNTE status. AutoNavi Software and PDAger obtained the HNTE status in 2008 and renewed the HNTE qualification in 2011. AutoNavi Technology, MapABC Technology, Xingtiandi Technology obtained the HNTE status in 2009 and renewed the HNTE qualification in 2012. AutoNavi Xiamen obtained the HNTE status in 2009 and is expected to obtain the renewed HNTE certificate in 2013.

As a HNTE located in Zhongguancun, a district in Beijing, PRC, AutoNavi Technology is entitled to the tax-exemption in 2009 followed by a reduced tax rate of 7.5% for the subsequent three years.

The preferential tax rates, which were used to calculate the tax provision based on the EIT Law, as of balance sheet date, are presented in the following table.

	2010	2011	2012
ADF Navigation	12.5%	12.5%	12.5%
AutoNavi Software*	10%	15%	15%
AutoNavi Technology	7.5%	7.5%	7.5%
MapABC Technology	15%	15%	15%
Xingtiandi Technology	15%	15%	15%
AutoNavi Xiamen	15%	15%	15%
PDAger	15%	15%	15%

*                         On February 21, 2011, AutoNavi Software was qualified as a “key software company” and therefore was entitled to a preferential tax rate of 10% for 2010.

In calculating deferred tax assets and liabilities, the Group assumed its qualifying entities will continue to renew the HNTE status at the conclusion of valid period. If the Group’s qualifying entities failed to obtain renewals of the HNTE, then the deferred tax liability balance would increase by $324 as of December 31, 2012, which would be an increase to the income tax expense.

Income tax expenses from continuing operations were as follows:

	Year ended December 31,
	2010	2011	2012
Income tax expenses:
Current	4,222	5,972	7,998
Deferred	(181)	(886)	(784)
Total	4,041	5,086	7,214

The principal components of deferred income taxes were as follows:

	December 31,
	2011	2012
Current deferred tax assets
Accrued expense	1,214	1,540
Allowance for doubtful accounts	141	298
Current deferred tax assets	1,355	1,838
Non-current deferred tax assets
Net operating loss carry forwards	845	256
Less: valuation allowance	(621)	(106)
Non-current deferred tax assets, net	224	150
Deferred tax assets, net	1,579	1,988
Non-current deferred tax liabilities
Acquired intangible assets, net	1,345	966
Deferred tax liabilities	1,345	966

The net operating loss carry-forwards for the PRC subsidiaries was $1,245 as of December 31, 2012 and will expire on various dates through 2017. The net operating loss carry forwards cannot be transferable or utilized by other entities within the Group. As of December 31, 2011 and 2012, valuation allowance of $621 and $106, respectively, were provided as it is more likely than not that certain entities of the Group will not be able to utilize them before expiration.

A reconciliation between the provision for income tax computed by applying statutory PRC enterprise income tax rate of 25%, and the actual provision of income taxes is as follows:

	For the year ended December 31,
	2010	2011	2012
Net income before provision for income taxes	24,473	44,116	46,176
Statutory tax rate in PRC	25%	25%	25%
Income tax at statutory tax rate	6,118	11,029	11,544
Non-deductible expenses	676	643	823
Super deductions of R&D expenses	(1,058)	(1,323)	(1,139)
Change in valuation allowance	—	621	(11)
Effect of the different income tax rates in other jurisdictions	1,529	563	2,583
Effect of tax holiday and preferential tax rates	(3,224)	(6,447)	(6,586)
Income tax expenses	4,041	5,086	7,214
Effective tax rate	16.51%	11.53%	15.62%

In August 2012, the Company sold all its equity interest in XuanCai to a third party. The valuation allowance related to the loss carry-forward from XuanCai was $508 as of December 31, 2011, which was disposed and not included in the calculation of changes in valuation allowance for the purpose of the above reconciliation.

For the years ended December 31, 2010, 2011 and 2012, if the Group’s entities in the PRC were neither in a tax holiday period nor had they been specifically allowed special tax concessions, income tax expense and earnings per share amounts would be as follows:

	For the year ended December 31,
	2010	2011	2012
Provision for income taxes	7,265	11,533	13,800
Net income per ordinary share-basic	0.09	0.16	0.16
Net income per ordinary share-diluted	0.09	0.15	0.15

The Group did not identify significant unrecognized tax benefits for the years ended December 31, 2010, 2011 and 2012. The Group did not incur any interest and penalties related to potential underpaid income tax expenses and also does not anticipate any significant change in unrecognized tax benefits within 12 months from December 31, 2012.

Uncertainties exist with respect to how the current income tax law in the PRC applies to the Group’s overall operations, and more specifically, with regard to tax residency status. The EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese Income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the New EIT Law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting and properties occurs within the PRC. On April 22, 2009, the State Administration of Taxation (the “SAT”) issued the Notice Regarding the Determination of Chinese-Controlled Offshore Incorporated Enterprises as PRC Tax Resident Enterprises on the Basis of De Facto Management Bodies, or Circular 82, which provides certain specific criteria for determining whether the “de facto management body” of a Chinese-controlled offshore-incorporated enterprise is located in China.  In addition, on August 3, 2011, the SAT issued a bulletin to made clarification in the areas of resident status determination, post-determination administration, as well as competent tax authorities. The Group does not believe that the legal entities organized outside of the PRC within the Group should be treated as residents for EIT law purposes. However, if the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income taxes, at a rate of 25%.

If any entity within the Group that is outside the PRC were to be a non-resident for PRC tax purposes, dividends paid to it out of profits derived from the sources within the PRC earned after January 1, 2008 would be subject to a withholding tax at a rate of 10%, subject to reduction by an applicable tax treaty with the PRC.

Aggregate undistributed earnings of the Company’s subsidiaries located in the PRC that are available for distribution to the Company of approximately $127,547 at December 31, 2012 are considered to be indefinitely reinvested under authoritative pronouncement, because the Company does not have any present plan to pay any cash dividends on its ordinary shares in the foreseeable future and intends to retain most of its available funds and any future earnings for use in the operation and expansion of its business. Accordingly, no provision has been made for the Chinese dividend withholding taxes that would be payable upon the distribution of those amounts to the Company. Distributions made out of pre January 1, 2008 retained earnings will not be subject to the withholding tax.

Aggregate undistributed earnings of the Company’s VIEs and its VIEs’ subsidiaries located in the PRC that are available for distribution to the Company were approximately $93,098 at December 31, 2012. A deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting amounts over tax basis amount in domestic subsidiaries However, recognition is not required in situations where the tax law provides a means by which the reported amount of that investment can be recovered tax-free and the enterprise expects that it will ultimately use that means. The Company has not recorded any such deferred tax liability attributable to the undistributed earnings of its financial interest in VIEs because it believes such excess earnings can be distributed in a manner that would not be subject to income tax.

In accordance with relevant PRC tax administration laws, tax years from 2007 to 2012 of the Group’s PRC subsidiaries, the VIEs and the VIEs’ subsidiaries remain subject to tax audits as of December 31, 2012, at the tax authority’s discretion.

FORWARD CONTRACT	12 Months Ended
Dec. 31, 2012
FORWARD CONTRACT
FORWARD CONTRACT

13.                FORWARD CONTRACT

In August 2010, the Company engaged a bank to convert $40,000 into 3,389,200,000 Japanese Yen and made a one-year fixed interest rate Japanese Yen deposit with the bank. Furthermore, the Company entered into a forward contract with the bank to convert the Japanese Yen deposit back into U.S. dollar upon the expiration of the one year term at a pre-determined exchange rate.

The forward contract was determined to be a derivative. The Company carries the forward contract at fair value as either assets or liabilities in its balance sheet and the changes in the forward contract fair value during each period are recorded in the statement of comprehensive income.

The Company measures the fair value of the forward contract on a recurring basis based on a level 2 measure, i.e. the Company uses the market forward exchange rate to assess the fair value of the forward contract and recognizes the changes in fair value attributable to the difference between the market forward exchange rate and contractual exchange rate.

On August 18, 2011, pursuant to the forward contract with the bank, the Company converted the Japanese Yen deposit back into U.S. dollars upon the expiration of the one-year term. For the years ended December 31, 2010 and 2011, the Company recorded a loss of $2,465 and a gain of $2,465 in change in fair value of forward contract, respectively. The net gain or loss from the change in the fair value of the forward contract was zero. The arrangement resulted in a foreign exchange gain/(loss) of $1,504 and $(2,078) for the years ended December 31, 2010 and 2011, respectively, totaling a foreign exchange loss of $574. In relation to the arrangement, the Company also recorded interest income of $712 and $1,209 for the Japanese Yen bank deposit for the years ended December 31, 2010 and 2011, respectively, totaling an interest income of $1,921.

ORDINARY SHARES	12 Months Ended
Dec. 31, 2012
ORDINARY SHARES
ORDINARY SHARES

14.                ORDINARY SHARES

On July 1, 2010, upon the completion of IPO, 35,175,000 ordinary shares were issued for net proceeds of $98,051. In addition, all of the Series A Convertible Redeemable Preferred Shares were automatically converted into 40,000,000 ordinary shares and 800,000 performance based nonvested shares vested immediately.

On November 15, 2010 and December 28, 2010, the Company issued a total of 7,529,580 ordinary shares which are held by a depositary bank for future delivery to the employees and non-employees upon exercise of vested stock options or vesting of nonvested shares granted. The issued ordinary shares are not considered as outstanding shares until they are delivered to the employees or non-employees upon exercise of vested stock options or vesting of nonvested shares granted. As of December 31, 2010, 2011 and 2012, 359,684, 3,165,716 and 6,265,945 ordinary shares out of such 7,529,580 shares had been delivered to the employees upon exercise of their share options or vesting of nonvested shares, respectively. As a result, 7,169,896, 4,363,864 and 1,263,635 ordinary shares were excluded from the outstanding shares as of December 31, 2010, 2011 and 2012, respectively.

150,000 nonvested shares that vested on December 31, 2011 were not included in outstanding shares until the registration of the shares was completed in February 2012, but were included in computing of basic net income per share for the year of 2011.

Share Repurchase Program

On February 27, 2012, the Company was authorized by its board of directors but not obligated to repurchase up to US$50.0 million worth of its own ADSs within 12 months upon receiving such authorization.

Pursuant to the share repurchase plan, the Company repurchased 2,536,647 ADSs as of December 31, 2012, representing 10,146,588 ordinary shares, with a total consideration of approximately $29.2 million at a price range of $10.03 to $12.57 per ADS, including brokerage commissions. The shares repurchased by the Company were accounted for at cost as treasury stock. This plan expired in February 2012 and no additional shares were repurchased before expiration.

CONVERTIBLE REDEEMABLE PREFERRED SHARES	12 Months Ended
Dec. 31, 2012
CONVERTIBLE REDEEMABLE PREFERRED SHARES
CONVERTIBLE REDEEMABLE PREFERRED SHARES

15.                CONVERTIBLE REDEEMABLE PREFERRED SHARES

Series A Convertible Redeemable Preferred Shares

On October 13, 2006, the Company issued 40,000,000 Series A convertible redeemable preferred shares (“Series A Shares”) with par value of $0.0001 per share to third party investors for $40,000 (after deduction of issuance cost, net proceeds of $39,326).

All of the outstanding 40,000,000 Series A Shares were automatically converted into 40,000,000 ordinary shares upon the completion of IPO in July 2010.

The principal rights, preferences and privileges with respect to the Series A Shares were as follows:

Voting right

Holders of the Series A Shares had voting rights equal to the number of ordinary shares then issuable upon its conversion into ordinary shares. The Series A Shares generally voted together with the ordinary shares and not as a separate class.

Dividends

If the Group could declare and pay any dividends on the ordinary shares, then, holders of Series A Shares should be entitled to share in such dividends on a pro rata basis, as if their shares had been converted into ordinary shares.

Liquidation preference

In the event of any liquidation event, the shareholders of the Series A Share would be entitled to receive in preference to the shareholders of the ordinary shares at an amount equal to the Series A Share issue price of $40,000 plus all accrued or declared but unpaid dividends. After the full preference amount on all outstanding Series A Shares had been paid, any remaining funds or assets of the Company legally available for distribution should be distributed to the holders of the ordinary shares until $29,000 had been distributed to the holders of ordinary shares. After the full preference amount on all outstanding Series A Shares had been paid and the full $29,000 amount had been paid to the holders of ordinary shares, then any remaining funds or assets of the Company legally available for distribution should be distributed pro rata among the holders of the Series A Shares, on an as-converted basis, together with the holders of the ordinary shares and any other class or series of shares of the Company.

Redemption

At anytime commencing on the fourth anniversary of the Series A original issue date, if requested in writing by holders of a majority of the Series A Shares then outstanding, the Company should redeem per such holders’ request all of the outstanding Series A Shares in three equal annual installments. The redemption price was equal to the Series A issue price plus all declared but unpaid dividends.

Conversion

The Series A Shares were automatically converted into ordinary shares upon the earlier of (i) the date specified by written consent of agreement of the holders of at last two-thirds of the Series A Shares then outstanding, and (ii) the closing of an underwritten public offering of the ordinary shares of the Company in the United States or in a similar public offering of the ordinary shares of the Company in another jurisdiction which results in the ordinary shares trading publicly on a recognized regional or national securities exchange with gross proceeds to the Company of at least $50,000.

The conversion ratio was on a one for one basis, subject to certain anti-dilution adjustments and adjustments for future issuances of shares at a price lower than the issuance price of the Series A shares.

NET INCOME PER SHARE	12 Months Ended
Dec. 31, 2012
NET INCOME PER SHARE
NET INCOME PER SHARE

16.                NET INCOME PER SHARE

The calculation of the net income per share is as follows:

	For the year ended December 31,
	2010	2011	2012
Net Income—Numerator
Basic—
Net income attributable to AutoNavi Holdings Limited shareholders	19,135	36,535	36,508
Less: Net income attributable to AutoNavi Holdings Limited preferred shareholders (i)	2,282	—	—

Net income attributable to AutoNavi Holdings Limited ordinary shareholders (i)	16,853	36,535	36,508

Diluted—
Net income attributable to AutoNavi Holdings Limited ordinary shareholders	19,135	36,535	36,508

Shares—Denominator
Basic
Weighted average number of shares outstanding used in computing net income per Series A preferred share	20,273,973	—	—

Weighted average number of ordinary shares outstanding used in computing net income per ordinary share(ii)	149,684,032	190,132,407	190,853,540

Diluted
Weighted average number of ordinary shares outstanding used in computing net income per ordinary share(iii)	182,696,079	201,230,735	201,168,386

Net income per Series A preferred share, basic	0.11	—	—

Net income per ordinary share attributable to AutoNavi Holdings Limited shareholders
Basic	0.11	0.19	0.19

Diluted	0.10	0.18	0.18

(i)             The net income attributable to holders of ordinary shares was allocated between ordinary shares and preferred shares on pro rata basis based on the dividend participation right. Since each Series A convertible redeemable preferred share had the same participation rights as ordinary share, the allocation was based on the number of ordinary shares and Series A convertible redeemable preferred shares.

(ii)          On November 15, 2010 and December 28, 2010, the company issued a total of 7,529,580 ordinary shares, representing 1,882,395 ADSs to be issued to employees upon the exercise of their vested share options or vesting of nonvested shares granted. As of December 31, 2010, 2011 and 2012, 359,684, 3,165,716 and 6,265,945 ordinary shares out of such 7,529,580 shares had been delivered to the employees upon exercise of their share options and vesting of restricted shares, respectively. As a result, 7,169,896, 4,363,864 and 1,263,635 shares remained issued but not outstanding as of December 31, 2010, 2011 and 2012, respectively and accordingly were excluded from computing basic or diluted net income per share.

As set out in Note 14, 10,146,588 ordinary shares repurchased by the Company for the year ended December 31, 2012 were excluded from computing basic or diluted net income per share.

(iii)   The calculation of the weighted average number of ordinary shares for the purpose of diluted net income per share has included the effect of the following securities:

	For the year ended December 31,
	2010	2011	2012
Series A convertible redeemable preferred shares (as-if- converted method)	20,273,973	—	—
Share options (treasury stock method)	12,165,959	10,874,647	8,073,362
Nonvested shares (treasury stock method)	572,115	223,681	2,241,484
Total	33,012,047	11,098,328	10,314,846

The Group had securities outstanding which could potentially dilute basic net income per share in the future, but were excluded from the computation of diluted net income per share as their effects would have been anti-dilutive. Such securities consisted of 670,000 and 641,968 nonvested shares outstanding as of December 31, 2011 and 2012, respectively.

FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT

17.                FAIR VALUE MEASUREMENT

Asset and liability measured at fair value on a recurring basis

There were no financial assets and financial liabilities measured at fair value on recurring basis as of December 31, 2011 and 2012.

Assets and liabilities measured at fair value on a nonrecurring basis

The Group’s financial assets and liabilities measured at fair value on a nonrecurring basis include acquired assets and liabilities based on Level 3 inputs in connection with business acquisitions as set out in Note 3.

The Group measured certain intangible assets at their fair value on a nonrecurring basis as results of the impairment loss of $19 recognized in 2011 and no impairment occurred in 2010 and 2012, as set out in Note 9. The fair value was determined using models with significant unobservable inputs which were classified as Level 3 inputs, primarily the discounted future cash flow.

The Group measured the goodwill at fair value on a nonrecurring basis when it is annually evaluated or whenever events or changes in circumstances indicate that carrying amount of a reporting unit exceeds its fair value as a result of the impairment assessments. The fair value was determined using models with significant unobservable inputs (Level 3 inputs), primarily the management projection on the future cash flow and the discount rate.

SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2012
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

18.                SHARE-BASED COMPENSATION

On July 15, 2007, the Group adopted the 2007 Share Incentive Plan, which allows the Group to grant its employees, directors and consultants options or nonvested shares up to a maximum of 14,400,000 ordinary shares of the Company.

On December 14, 2009, June 3, 2010 and December 16, 2011, the maximum aggregate number of shares which may be issued under the 2007 Share Incentive Plan was approved to expand by 11,652,000, 5,935,000 and 10,000,000 shares respectively, resulting in the total number of shares available for grant under this plan up to 41,987,000 shares.

On September 1, 2012, the Company terminated the 2007 Share Incentive Plan and adopted the Share Incentive Plan, which has a maximum number of 15,846,569 ordinary shares available for issuance pursuant to all awards under the Share Incentive Plan.

Stock options

On April 15, 2009, the Company granted a total of 7,732,000 share options to employees at an exercise price of $0.3 per share. And on December 24, 2009, the Company granted a total of 7,482,000 shares options at an exercise price of $0.5 per share.

The options vest in accordance with the vesting schedule set out in the option award agreement, which is either (1) 100% immediately on date of grant or (2) first 1/4 on first anniversary from the date of grant and 1/16 on each of the quarterly anniversaries from the first vesting date.

On March 31, 2010 (the “modification date”), the Company modified the terms of 14,736,800 stock options, which were granted to 233 employees and originally had the vesting schedule of 1/4 on first anniversary from the date of grant and 1/16 on each of the quarterly anniversaries from the first vesting date, as follows.

1,252,000 share options were canceled for the same number of nonvested shares, which vested immediately on the modification date. This modification resulted in a total incremental share-based compensation of $518 which, as well as the unrecognized compensation expenses related to the original share options, was recognized on the modification date.

3,670,000 share options were modified to vest immediately on the modification date. 4,179,000 shares options were modified to vest with 50% immediately on the modification date, 4.11% on each of the sequential 12 quarterly anniversaries from the modification date and 0.68% as of April 15, 2013. 2,598,800 shares options were modified to vest with 25% immediately on the modification date, 6.17% on each of the sequential 12 quarterly anniversaries from the modification date and 0.96% as of April 15, 2013. 2,565,000 shares options were modified to vest with 50% immediately on the modification date, 3.35% on each of the sequential 14 quarterly anniversaries from the modification date and 3.10% as of December 24, 2013. 472,000 shares options were modified to vest with 25% immediately on the modification date, 5.02% on each of the sequential 14 quarterly anniversaries from the modification date and 4.72% as of December 24, 2013. The accelerated vesting of these share options did not result in incremental share-based compensation as the fair value of the modified award measured immediately after the modification was less than the fair value of the original award measured immediately before the modification. The unrecognized compensation expenses related to the original share options as of the modification date are recognized over the modified vesting periods using the graded vesting attribution method.

In addition, 150,000 options of one employee were canceled, which resulted in the unrecognized compensation expenses related to these share options being recognized immediately.

On April 30, 2010, the Company granted a total of 1,044,000 share options to employees at an exercise price of $0.5 or $1.0 per share. The options vest in accordance with the vesting schedule set out in the option award agreement, which is either (1) 100% immediately on the date of grant or (2) first 1/4 on the date of grant and 3/64 on each of the 16 quarterly anniversaries from the date of grant.

The options lapse on the earlier of (1) seven years from the date it is granted; (2) three months after the grantee’s termination of employment as an employee; and (3) one year after the date of the grantee’s termination of employment or service on account of disability or death.

The activity of stock options under the 2007 Share Incentive Plan and the Share Incentive Plan is summarized as follows:

	Number of options	Weighted average exercise price per option
Outstanding at January 1, 2012	11,057,407	0.41
Forfeited/cancelled	(204,076)	0.43
Exercised	(2,667,792)	0.41

Outstanding at December 31, 2012	8,185,539	0.41

The following table summarizes the information regarding the share options as of December 31, 2012:

	As of December, 31, 2012
	Number outstanding	Weighted average remaining contractual life	Weighted average exercise price per option	Aggregate intrinsic value
Outstanding	8,185,539	3.61	0.41	19,870
Exercisable	7,221,872	3.58	0.39	17,627
Vested and expected to vest	8,156,629	3.61	0.41	19,803

Total intrinsic value of options exercised during the years ended December 31, 2010, 2011 and 2012 was $1,314, $9,558 and $7,163.

The weighted-average grant date fair value of options granted for the year ended December 31, 2010 was $1.85. No option granted in the years ended December 31, 2011 and 2012.

The fair value of each option granted was estimated on the date of grant using the binomial lattice option pricing model with the following assumptions used for grants in the period presented:

2010
Risk-free interest rate	3.419%
Volatility	40.2% to 50.7%
Dividend yield	0.00%
Exercise multiple	2.0
Fair value of underlying ordinary shares	$1.97 to $2.50

(1)                 Risk-free interest rate

Risk-free interest rate was estimated based on the yield to maturity of PRC international government bonds with a maturity period close to the contractual life of the options.

(2)                 Volatility

The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of listed comparable companies over a period comparable to the contractual life of the options.

(3)                 Dividend yield

The dividend yield was estimated by the Company based on its expected dividend policy over the contractual life of the options.

(4)                 Exercise multiple

Exercise multiple represents the value of the underlying stock as a multiple of the exercise price of the option which, if achieved, results in exercise of the option.

(5)                 Fair value of underlying ordinary shares

Prior to the completion of the IPO, management estimated the fair value of the ordinary shares on the grant dates, with assistance from an independent third-party appraiser, taking into consideration a number of factors, including equity transaction of that time.

The Group recorded share-based compensation of $4,333, $753 and $356 for options granted to employees in the statements of comprehensive income for the years ended December 31, 2010, 2011 and 2012, respectively.

There was $129 of total unrecognized compensation expense related to unvested share options granted as of December 31, 2012. The expense is expected to be recognized over a weighted-average period of 1.2 years according to the graded vesting schedule.

Nonvested shares

Performance based

On May 13, 2008, the Company granted 800,000 nonvested ordinary shares to four employees under the 2007 Share Incentive Plan. The fair value of the nonvested shares at the date of grant was $0.41 and the shares vested immediately upon the completion of the IPO in July 2010, the compensation costs in relation to theses nonvested shares amounting to $328 was recorded as of the completion of IPO.

Non-performance based

Starting from April 15, 2009, the Company has granted restricted shares with a zero to four years vesting term. For the years ended December 31, 2010, 2011 and 2012, the Company granted 1,392,000, 3,233,787 and 6,780,000 nonvested shares to employees, respectively.

On March 31, 2010, as a modification to certain share options, the Company granted 1,252,000 nonvested shares to related employees, which vest immediately on the modification date.

In addition, on March 31, 2010, 2,799,000 nonvested shares granted to three employees, which originally had a vesting period of two or three years from the date of grant, were modified to vest immediately on the modification date. The accelerated vesting of these nonvested shares did not result in incremental share-based compensation as the fair value of the modified award measured immediately after the modification equaled to the fair value of the original award measured immediately before the modification. The unrecognized compensation expenses of $374 related to the original nonvested shares as of the modification date were recognized on the modification date.

With the adoption of the Share Incentive Plan, the Group cancelled 7,228,875 nonvested shares under the 2007 Share Incentive plan, which were granted to 78 employees and originally had two to four years vesting periods, accompanied by concurrent grant of the same number of nonvested shares as replacement award in the Share Incentive Plan on September 1, 2012, among which the vesting schedule of 4,124,200 nonvested shares were modified primarily from vesting on each of the quarterly anniversaries from grant date to vest on each anniversary from grant date over original vesting period. .

Cancellation of an award accompanied by the concurrent grant of a replacement award is accounted for as a modification of the terms of the cancelled award. This modification did not result in incremental share-based compensation cost as the fair value of the replacement award equaled to the fair value of the cancelled award at the cancellation date. The unrecognized compensation expenses of original award on the cancellation date are recognized over the remaining modified vesting period.

The fair value of the nonvested shares at the date of grant was, before the IPO of the Company, estimated considering a number of factors and taking into account standard valuation methods. After the IPO, the closing market price of the Company as of the grant date was used as the fair value of the nonvested shares on that date.

A summary of the non-performance based nonvested shares activity is as follows:

	Number of nonvested shares	Weighted average grant date fair value
Outstanding at January 1, 2012	3,084,787	3.94
Granted	6,780,000	2.77
Vested	(1,424,020)	3.58
Forfeited	(406,303)	3.60
Outstanding at December 31, 2012	8,034,464	3.04

As set out in Note 14, 150,000 nonvested shares that vested on December 31, 2011 were not included in outstanding shares as of December 31, 2011 until the registration of the shares was completed in February 2012.

The total fair value of non-performance based nonvested shares vested during the years ended December 31, 2010, 2011 and 2012 were $7,980, $506 and $4,144, respectively.

The Group recorded compensation expenses of $1,796, $4,608 and $12,180 for the year ended December 31, 2010, 2011 and 2012, respectively based on the fair value of non-performance based nonvested shares on the grant dates over the requisite service period of award using the graded vesting attribution method.

There was $11,734 of total unrecognized compensation expense related to non-performance based nonvested shares granted as of December 31, 2012. The expense is expected to be recognized over a weighted-average period of 1.7 years according to the graded vesting schedule.

PRC CONTRIBUTION PLAN	12 Months Ended
Dec. 31, 2012
PRC CONTRIBUTION PLAN
PRC CONTRIBUTION PLAN

19.                PRC CONTRIBUTION PLAN

Full time employees of the Group in the PRC participate in a government-mandated defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. PRC labor regulations require the Group to accrue for these benefits based on certain percentages of the employees’ salaries. The total contribution for such employee benefits were $5,429, $8,405 and $11,626 for the years ended December 31, 2010, 2011 and 2012, respectively.

STATUTORY RESERVES AND RESTRICTED NET ASSETS	12 Months Ended
Dec. 31, 2012
STATUTORY RESERVES AND RESTRICTED NET ASSETS
STATUTORY RESERVES AND RESTRICTED NET ASSETS

20.                STATUTORY RESERVES AND RESTRICTED NET ASSETS

In accordance with the relevant PRC laws and regulations, the Group’s entities in the PRC are required to provide for certain statutory reserves, which are appropriated from net profit as reported in accordance with PRC accounting standards. The Group’s entities in the PRC are required to allocate at least 10% of their after-tax profits to the general reserve until such reserve has reached 50% of their respective registered capital. Appropriations to other types of reserves in accordance with relevant PRC laws and regulations are to be made at the discretion of the board of directors of each of the Group’s entities in the PRC. The statutory reserves are restricted from being distributed as dividends under PRC laws and regulations. The appropriations to these reserves by the Group’s entities in the PRC were $2,610, $3,041 and $2,310 for the years ended December 31, 2010, 2011 and 2012, respectively.

As a result of these PRC laws and regulations and the requirement that distributions by the Group’s entities in the PRC can only be paid out of distributable profits reported in accordance with PRC accounting standards, the Group’s entities in the PRC are restricted from transferring a portion of their net assets to the Company. The restricted amounts include the paid-in capital and the statutory reserves of the Group’s entities in the PRC. The aggregate amount of paid-in capital and statutory reserves, which represented the amount of net assets of the Group’s entities in the PRC not available for distribution, were  $43,049 and $45,489 as of December 31, 2011 and 2012, respectively.

COMMITMENTS	12 Months Ended
Dec. 31, 2012
COMMITMENTS
COMMITMENTS

21.                COMMITMENTS

(a)                 Operating lease commitments

The Group has entered into operating lease agreements primarily for its office spaces. These leases expire through 2016 and are renewable upon negotiation. Rental expense under operating leases was $1,179, $2,088 and $2,821 for the years ended December 31, 2010, 2011 and 2012, respectively.

Future minimum lease payments under such non-cancelable leases as of December 31, 2012 are as follows:

Year 2013	1,729
Year 2014	1,286
Year 2015	611
Year 2016	219
Year 2017 and thereafter	—
3,845

(b)                 Capital commitments

The Company entered into a set of agreements to acquire under-construction premises with an aggregate gross floor area of approximately 27,000 square meters in the Industrial Park of National Geographic Information Technology in Beijing’s Shunyi District. The location will serve primarily as AutoNavi’s new map data facility, while also supporting the Company’s overall expansion. The aggregate consideration for acquiring the new premises is approximately $ 43.3 million (RMB270 million), to be paid in installments until construction is completed and accepted. The Company paid the cash consideration of $8.7 million (RMB54.1 million) as of December 31, 2012, which was recorded in “prepayment for acquisition of property” on the consolidated balance sheet. Pursuant to the agreements, the premises will be delivered to AutoNavi by the end of April 2014.

The future payments under the aforementioned agreement are based on the construction progress and the Company estimates the remaining payment of $34.6 million (RMB215.9 million) will be made by 2014.

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

22.                RELATED PARTY TRANSACTIONS

(a)                 As of December 31, 2011 and 2012, the Group had the following outstanding balances with its related parties:

	As of December 31,
	2011	2012
Loan to an entity controlled by principal shareholders of the Group: (1)
Hunan Phoenix Ancient City Cultural Tourism Investment Co., Ltd. (formerly known as Hunan Phoenix Ancient City Tourism Co., Ltd.)	159	—
Receivable from a joint venture for operating expenses incurred on its behalf:
Beijing GoldenTom Information Technology Co., Ltd.	59	—
Others	3	3
Subtotal, non-trading	221	3
Trading receivable from a joint venture in respect of digital map data revenues: (2)
Beijing GoldenTom Information Technology Co., Ltd.	1,056	4,749

Total	1,277	4,752

(b)                 Related party transactions consist of the following:

	Year ended December 31,
	2010	2011	2012
Research and development expenses associated with an entity controlled by principal shareholders of the Group: (3)
Beijing GaoDeTaiXin Technology Co., Ltd.	489	—	—
Revenue shared with a joint venture (2)
Beijing GoldenTom Information Technology Co., Ltd.	—	249	3,432

(1)  The loans are payable on demand, no-interest bearing, and uncollateralized.

(2)  On October 28, 2011, AutoNavi Software and TomTom Global established a joint venture of GoldenTom to provide digital map databases and traffic information in China (see “Note 7 Equity method investment”). Total revenue generated by GoldenTom was shared among GoldenTom, AutoNavi Software and TomTom. For the years ended December 31, 2011 and 2012, $249 and $3,432 were recognized as revenue shared from GoldernTom, respectively. Deferred revenue were $645 and $2,081 due to post contract service term and the receivable from GoldenTom were $1,056 and $4,749 as of December 31, 2011 and 2012, respectively.

(3)  In 2010, the Group had expenses of $489 relating to the outsourcing of a portion of research and development to Beijing GaoDeTaiXin Technology Co., Ltd.

SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2012
SUBSEQUENT EVENT
SUBSEQUENT EVENT

23.                SUBSEQUENT EVENT

In March 2013, AutoNavi Software was certified as a “key software company” and was therefore entitled to a preferential tax rate of 10% for 2011 and 2012, which will result in a decrease of income tax expense of approximately $1.5 million. The Company believes that this should be accounted as a change in the enacted tax rate. The cumulative effect of this enactment has been reflected in the period that includes the enactment date, which is the first quarter of 2013.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of presentation

Basis of presentation

The consolidated financial statements of the Group were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and certain comparative figures have been reclassified to conform to current year financial statement presentation.

Basis of consolidation

Basis of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, its VIEs and its VIE’s subsidiaries. All inter-company transactions and balances have been eliminated upon consolidation.

Use of estimates

Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and revenue and expenses in the consolidated financial statements and accompanying notes. Significant accounting estimates reflected in the Group’s consolidated financial statements include revenue recognition, allowance for doubtful accounts, share-based compensation, impairment of goodwill and intangible assets and income taxes. Actual results could differ from those estimates.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments which are unrestricted as to withdrawal or use or which have maturities of three months or less when purchased.

Restricted cash	Restricted cash The Group’s restricted cash represents $835 deposits restricted as to withdrawal as performance security for certain contract as of December 31, 2012, which was released in March 2013.
Term deposits

Term deposits

Term deposits consist of deposit placed with financial institutions with original maturities of greater than three months and less than one year. The term deposits are not allowed to be withdrawn before their maturity. The term deposits carry either variable interest or fixed interest rate.

Fair value

Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

·                  Level 1-inputs are based upon unadjusted quoted prices for identical instruments traded in active markets.

·                  Level 2-inputs are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

·                  Level 3-inputs are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques that include option pricing models, discounted cash flow models, and similar techniques.

Fair value of financial instrument

Fair value of financial instrument

The Group’s financial instruments primarily consist of cash and cash equivalents, restricted cash, term deposits, accounts receivable, amounts due from related parties, equity method investments, accounts payable, accrued expenses and other current liabilities,  and forward contract.

The carrying values of the Company’s short-term financial instruments approximate their fair value because of their short maturities.

Estimates of fair value of the equity method investments in non-marketable securities cannot be practicably made without incurring excessive costs.

The Group carries forward contract as either assets or liabilities at fair value and recognized change in fair value as gain or loss in each period presented.

Accounts receivable

Accounts receivable

Accounts receivable represents receivables derived in the ordinary course of business. The Group establishes an allowance for doubtful accounts based upon estimates, historical experience and other factors surrounding the credit risk of specific customers.

Properties and equipment, net

Properties and equipment, net

Property and equipment, net, are stated at cost less accumulated depreciation and amortization. Depreciation and amortization are provided using the straight-line method over the following estimated useful lives:

Building	40 years
Equipment and furniture	2-5 years
Software	3-5 years
Aerial photogrammetry equipment	10 years
Vehicles	2-8 years
Office improvements	Shorter of the term of the lease or the estimated useful lives of the assets

Equity method investments

Equity method investments

Investee companies over which the Group has the ability to exercise significant influence, but does not have a controlling interest are accounted for using the equity method. Significant influence is generally considered to exist when the Group has an ownership interest in the voting stock of the investee between 20% and 50%. Other factors, such as representation on the investee’s Board of Directors and the impact of commercial arrangements, are also considered in determining whether the equity method of accounting is appropriate.

An impairment charge is recorded when the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than-temporary.

Acquired intangible assets with definite lives, net

Acquired intangible assets with definite lives, net

Acquired intangible assets with definite lives are carried at cost less accumulated amortization. Amortization of customer relationship is computed based on the estimated attrition pattern of the acquired customers. Amortization of other definite-lived intangible assets is computed using the straight-line method. The estimated economic lives of acquired intangible assets with definite lives are as follows:

Operating licenses	1.8-7 years
Contract backlog	1-3 years
Customer relationship	3.3-8 years
Non-compete agreement	3-5.5 years
Complete technology	3.5-4.8 years
Content copyright	0.25 years
Partnership agreement	4.8 years

Impairment of long-lived assets with definite lives

Impairment of long-lived assets with definite lives

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss based on the fair value of the assets.

Impairment of goodwill and indefinite-lived intangible assets

Impairment of goodwill and indefinite-lived intangible assets

The Group reviews the carrying value of intangible assets not subject to amortization, including goodwill, to determine whether impairment may exist annually or more frequently if events and circumstances indicate that they might be impaired. Specifically, goodwill impairment is determined using a two-step process. The first step compares the fair values of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. Estimating fair value is performed by utilizing various valuation techniques, with the primary technique being a discounted cash flow.

The impairment test for other intangible assets not subject to amortization consists of a comparison of the fair value of the intangible asset with its carrying value. If the carrying value of the intangible asset exceeds its fair value, an impairment loss is recognized in an amount equal to that excess.

Treasury stock

Treasury stock

Treasury stock represents shares of the Company’s stock that have been issued, repurchased by the Company, and that have not been retired or canceled.  These shares have no voting rights and are not entitled to receive dividends and excluded from the weighted average outstanding shares in calculation of net income per share.  Treasury stock is recorded at cost.

Revenue recognition

Revenue recognition

The Company derives revenues primarily from the following:

Automotive navigation

In-dash navigation systems

The Group provides perpetual licenses of digital map data to certain in-dash navigation system manufacturers and automobile manufacturers for in-dash navigation systems on a per copy basis. The Group usually converts its digital map data into different proprietary formats of the in-dash navigation system manufacturers and sends master copy or DVD copies of the converted map data to these companies. Revenues from licensing map data for in-dash navigation systems are recognized when all of the following criteria are met: (i) persuasive evidence of an arrangement exists, (ii) delivery has occurred, (iii) the price to the customer is fixed or determinable and (iv) collection of the resulting accounts receivable is reasonably assured (collectively “the four revenue recognition criteria”).

Customer purchase orders and/or contracts are generally used to determine the existence of an arrangement. The Group assesses whether a price is fixed or determinable based upon the payment terms associated with the transaction and whether the sales price is subject to refund or adjustment. The Group assesses the collectability of accounts receivable based primarily on the customer’s payment history. In the case that the Group provides master copy of map data, the revenue is recognized based on the monthly statement from the customers indicating the number of copies they have installed. In the case that Group provides DVD copies of map data, the revenue is recognized when map data are delivered to the customers’ destination. After the delivery of the map data, there are no post sale obligations other than warranty terms and telephone support to end customers. Customers purchase updated versions of digital map data from the Group separately.

Aftermarket Navigation Solutions

The Group offers customized solutions to manufactures of dealer option in-dash navigation system and portable navigation device manufacturers (collectively “Manufactures”) based on their specific needs, which range from digital map data only to a “total solution” including digital map data, a navigation engine, and a user interface on a per copy basis. Free updates to map data and the related application software may be provided on a when-and-if-available basis.

The Group usually sends master copy of map data or total solution to customers. When no free updates are provided, revenues are recognized when all of the four revenue recognition criteria are met upon the receipt of the monthly statement from the customers indicating the number of copies they have installed. For the total solutions with free updates to map data and the related application software on a when-and-if-available basis, as the Group is not able to establish vendor-specific objective evidence (“VSOE”) as to the fair value for updates, revenues are recognized ratably over the service period if all other basic revenue recognition criteria are met.

Under the map data arrangement with one portable navigation device manufacturer, the Group provided a master copy of map data and timely updates to the data in the contract period for a nonrefundable minimum licensing fee. A usage fee will be charged for each copy made and sold by the manufacturer in excess of the number of copies covered by the minimum license fee. The nonrefundable minimum license fee is recognized as revenue ratably over the contract period. Fees for additional copies are recognized as revenue when reports as to additional copies made are provided by the manufacturer. In addition, because of uncertainty relating to collectability in this specific instance prior to 2012, recognized revenues are further limited to the amount of cash received in 2010 and 2011.

Mobile/Internet location-based solutions

Pre-installed and Downloadable Navigation Applications

The Group provides map application solutions, including a perpetual license of map data, a navigation engine and a user interface, on a per copy basis to mobile phone and tablet computer manufacturers to pre-install the solutions on their products. The Group usually sends master copy of the map application solutions to customers or provides end users with access to download the solutions from application stores. When no free updates to the map data and the related application software are provided, revenues are recognized when all the four revenue recognition criteria are met upon the receipt of the monthly statement from the customers or application stores indicating the number of copies the customers or end users have installed. For the arrangement with free updates to map data and the related application software on a when-and-if-available basis, as the Group is not able to establish VSOE as to the fair value for updates, revenues are recognized ratably over the service period if all other basic revenue recognition criteria are met.

Solutions for mobile operators

The Group provides digital map database to China Mobile to support its mobile location-based services provided to its mobile subscribers. The Group also cooperates with China Telecom, supporting its location-based mobile navigation business platform, across China Telecom’s nationwide network. Revenues are computed based on the level of database usage and the pre-agreed share of mobile navigation services revenue. Mobile operators provide the Group with a monthly statement that represents the principal evidence that solutions have been delivered and revenue is recognized on the basis of the monthly statements.

Internet-based Map API Solutions

The Group also provides map application solutions to customers, enabling the website access to the Group’s digital map database through the Group’s map application programming interfaces (“API”) and incorporate the Group’s location-based information into their own search engine and content. Revenues are derived from the following arrangements:

1) Provision of map data service for a fixed annual or quarterly fee, or a minimum fee plus additional fee when the website reaches certain performance goals, such as click rates or advertisements displayed. The fixed fee or minimum fee is recognized as revenue ratably over the service period. Additional fees are recognized as revenue when reports provided by the customer as to achievement of the performance goal are received.

2) Sales of map data and related application software, when no free updates to the map data and related software are provided, revenues are recognized when all the four revenue recognition criteria are met. These criteria are usually met upon the delivery of map data and the related application software.

For arrangements with free updates to map data and the related application software on a when-and-if-available basis, as the Group is not able to establish VSOE as to the fair value of the update right, revenues are recognized ratably over the service period if all other basic revenue recognition criteria are met.

Mobile Internet Solutions for Public Sectors and Enterprises.

The Group offers location based solutions to help municipal governments for improvement of civil management efficiency or to assist enterprises to better monitor and manage their resources, including tracking assets and managing fleet. These solution offerings usually include proprietary application software for server and terminals, third-party hardware and software primarily including PC server, storage and network equipment and related application software, and free support services mainly including telephone support and free unspecified upgrades to application software on a when-and-if-available basis for one to three years period. Prior to 2011, as no VSOE of fair value of the support services had been established and the delivered software and hardware was not considered accepted by the customers until the completion of preliminary acceptance test, the entire arrangement was accounted as a single unit of accounting, resulting in the revenues and costs applicable to both the delivered software and hardware and undelivered support services being recorded ratably over the remaining service period upon the completion of the preliminary acceptance test if all other basic revenue recognition criteria were met.

In October 2009, the FASB issued guidance related to Multiple-Deliverable Revenue Arrangements. The guidance establishes a selling price hierarchy for determining the selling price of a deliverable, which is based on: (a) VSOE ; (b) third-party evidence (“TPE”) if VSOE is not available; or (c) estimated selling price (“ESP”) if neither VSOE nor TPE is available. The Group prospectively adopted the guidance for multiple elements arrangements entered into on or after January 1, 2011 and concluded that the total arrangement consideration can be separated to 1) third-party hardware and 2) software deliverables and free support service based on relative selling prices. The revenue of third party hardware is recognized upon delivery or at the completion of preliminary acceptance test if there’s any. The revenues allocated to the software deliverables which include free support services are recorded ratably over the remaining service period upon the completion of preliminary acceptance test if all other basic revenue recognition criteria are met as the Group is not able to establish VSOE as to the fair value of the support service. The adoption of this guidance did not have a material impact on the Group’s financial statements.

Public sector and enterprise applications

Aerial photogrammetry and 3-D modeling applications

The Group provides aerial digital maps and 3-D modeling applications to certain PRC government agencies and enterprises to meet their needs in land usage survey, specific needs for 3-D geographic information and other needs pursuant to a service contract arrangement, which usually takes several months to finish. The Group recognizes aerial photogrammetry contract revenue using the percentage-of-completion method, based on contract costs incurred to date compared with total estimated contract costs. No post contract services are provided by the Group. For the contract which the current estimates of total contract revenue and contract cost indicate a loss, a provision for the entire loss on the contract was recognized when the loss become evident.

Map data licensing

The Group provides one-time map data license or map data license for a certain period with timely updates to the map data during such contract period on a when-and-if-available basis to certain enterprises to support their location-based application. When one-time map data licensing is provided, revenues are recognized when the four revenue recognition criteria are met. For map data license for certain periods, revenues are recognized ratably over the contract period

Other revenues

Other services provided by the Group include technical consulting services, publishing and advertising services, and navigation device road test services. The Group recognizes revenue when all the four revenue recognition criteria are met. These criteria are usually met upon the completion of the services.

Value added taxes rebate revenues

The Group receives value added taxes (“VAT”) rebates from relevant tax authority as an incentive to certain high-tech industries. VAT rebates are recorded as revenue when the Group properly files the rebate application for the relevant VAT amount paid to tax authority. The Group has recorded $7,351, $10,692 and $14,008 of VAT rebate in revenue for the years ended December 31, 2010, 2011 and 2012, respectively. The VAT rebate revenues are classified into the relevant revenue categories.

In July 2012, the Ministry of Finance and the State Administration of Taxation jointly issued a circular regarding the pilot collection of VAT in lieu of business tax in certain areas and industries in the PRC. Starting from September 1, 2012, substantially all PRC subsidiaries and VIEs in the Group became subject to VAT at the rates of 6% or 3%, on certain service revenues which were previously subject to business tax.

Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. However, entities that are VAT small scale tax payers cannot offset their input VAT against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded in either other current liabilities or other current assets on the consolidated balance sheets.

Research and development costs

Research and development costs

The Group incurs costs in developing applications for internal use, such as software to improve the effectiveness of map data creation and updating activities, and costs in developing software for sale, such as navigation engine in personal navigation application arrangements and location-based management software in government and enterprise location based solution arrangements.

The Group expenses research and development costs as incurred as it does not track separately the costs incurred for developing software subsequent to establishing technological feasibility.

Government subsidies

Government subsidies

Subsidies are recorded as a liability when received and recognized as other operating income when there is reasonable assurance that the Group has complied with the conditions attaching to it, which is normally upon the government approval.  When there is no such condition, government subsidies are recognized upon receipt as other operating income because the subsidies are not intended to compensate for specific expenditure and not subject to future return. $655, $1,610 and $2,181 of government subsidies were received and the Group has recorded $748, $163 and $3,111 of government subsidies in the statement of operations during the years ended December 31, 2010, 2011 and 2012, respectively.

Operating leases as lessee

Operating leases as lessee

Leases where substantially all the rewards and risks of ownership of assets remain with the lessor are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of operations on a straight-line basis over the lease periods.

Income taxes

Income taxes

Deferred income taxes are recognized for temporary differences between the tax bases of assets and liabilities and their reported amounts in the financial statements and net operating loss carry forwards and credits by applying enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant tax authorities.

The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.

Foreign currency translation

Foreign currency translation

The functional and reporting currency of the Company and the Company’s subsidiaries located outside the PRC is the United States dollar (“U.S. dollar”). The financial records of the Company’s subsidiary, its VIEs and its VIEs’ subsidiaries located in the PRC are maintained in its local currency, the Renminbi (“RMB”), which is the functional currency of these entities.

Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the functional currency during the year are converted into functional currency at the applicable rates of exchange prevailing when the transactions occurred. Transaction gains and losses are recognized in the statements of operations.

The Group’s entities with functional currency of RMB translate their operating results and financial position into the U.S. dollar, the Company’s reporting currency. Assets and liabilities are translated using the exchange rates in effect on the balance sheet date. Revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income.

Comprehensive income

Comprehensive income

Comprehensive income mainly includes net income and foreign currency translation adjustments. Beginning in January 1, 2012, the Group presents the components of net income, the components of other comprehensive income and total comprehensive income in a single continuous statement of comprehensive income. The consolidated financial statements for prior periods have been adjusted for the retrospective application of the authoritative guidance regarding presentation of comprehensive income.

Concentration of credit risk

Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash, term deposits, accounts receivable and amounts due from related parties. The Group places their cash with financial institutions at various locations. The Group conducts credit evaluations of customers and generally do not require collateral or other security from their customers.

Details of the customers accounting for 10% or more of total revenues are as follow:

	December 31,
Customer	2010	2011	2012
A	34%	34%	30%
B	29%	26%	21%
E	*	*	15%

Details of the customers accounting for 10% or more of accounts receivable are as follow:

	December 31,
Customer	2011	2012
A	22%	15%
B	16%	18%
D	10%	17%
E	*	13%

* not greater than 10%

Share-based compensation

Share-based compensation

Share-based compensation with employees and directors is measured based on the grant date fair value of the equity instrument, The Group recognizes the compensation costs net of a forfeiture rate on a straight-line basis over the requisite service period of the award, which is generally the vesting period of the award, based on the graded vesting attribution method. The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures will be recognized through a cumulative catch-up adjustment in the period of change.

A change in any of the terms or conditions of share options is accounted for as a modification of the share incentive plan. Therefore, the Group calculates incremental compensation cost of a modification as the excess of the fair value of the modified option over the fair value of the original option immediately before its terms are modified, measured based on the share price and other pertinent factors at the modification date. For vested options, the Group would recognize incremental compensation cost in the period of the modification occurred and for unvested options, the Group would recognize, over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date.

Net income per share

Net income per share

The Group has determined that its convertible redeemable preferred shares were participating securities as the preferred shares participate in undistributed earnings on an as-if-converted basis. Accordingly, the Group has used the two-class method of computing net income per share, for ordinary and preferred shares according to the participation rights in undistributed earnings. Under this method, undistributed net income is allocated on a pro rata basis to the ordinary and preferred shares to the extent that each class may share income for the period; whereas net loss is allocated to ordinary shares only because preferred shares are not contractually obligated to share the loss. The convertible redeemable preferred shares were automatically converted to ordinary shares upon the completion of the IPO on July 1, 2010.

The Group has stock options and nonvested shares which could potentially dilute basic earnings per share in the future. To calculate the number of shares for diluted net income per share, the effect of the convertible redeemable preferred shares is computed using the if-converted method; the effect of the stock options and nonvested shares is computed using the treasury stock method.

Accounting pronouncements recently adopted

Accounting pronouncements recently adopted

In May 2011, the FASB issued an authoritative pronouncement on fair value measurement. The guidance is the result of joint efforts by the FASB and International Accounting Standards Board to develop a single, converged fair value framework. The guidance is largely consistent with existing fair value measurement principles in US GAAP. The guidance expands the existing disclosure requirements for fair value measurements and makes other amendments, mainly including:

·                                          Highest-and-best-use and valuation-premise concepts for nonfinancial assets-the guidance indicates that the highest-and-best-use and valuation-premise concepts only apply to measuring the fair value of nonfinancial assets.

·                                          Application to financial assets and financial liabilities with offsetting positions in market risks or counterparty credit risk-the guidance permits an exception to fair value measurement principles for financial assets and financial liabilities (and derivatives) with offsetting positions in market risks or counterparty credit risk when several criteria are met. When the criteria are met, an entity can measure the fair value of the net risk position.

·                                          Premiums or discounts in fair value measure-the guidance provides that premiums or discounts that reflect size as a characteristic of the reporting entity’s holding (specifically, a blockage factor that adjusts the quoted price of an asset or a liability because the market’s normal daily trading volume is not sufficient to absorb the quantity held by the entity) rather than as a characteristic of the asset or liability (for example, a control premium when measuring the fair value of a controlling interest) are not permitted in a fair value measurement.

·                                          Fair value of an instrument classified in a reporting entity’s stockholders’ equity-the guidance prescribes a model for measuring the fair value of an instrument classified in stockholders’ equity; this model is consistent with the guidance on measuring the fair value of liabilities.

·                                          Disclosures about fair value measurements-the guidance expands disclosure requirements, particularly for Level 3 inputs. Required disclosures include:

(i)                                     For fair value measurements categorized in Level 3 of the fair value hierarchy: (1) a quantitative disclosure of the unobservable inputs and assumptions used in the measurement, (2) a description of the valuation process in place (e.g., how the entity decides its valuation policies and procedures, as well as changes in its analyses of fair value measurements, from period to period), and (3) a narrative description of the sensitivity of the fair value to changes in unobservable inputs and interrelationships between those inputs.

(ii)                                  The level in the fair value hierarchy of items that are not measured at fair value in the statement of financial position but whose fair value must be disclosed.

The guidance is to be applied prospectively and is effective for interim and annual periods beginning after December 15, 2011, for public entities. Early application by public entities is not permitted. The Group adopted this pronouncement effectively January 1, 2012, which did not have a significant effect on the Company’s consolidated financial statements.

In June 2011, the FASB issued an authoritative pronouncement to require an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. The guidance does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The guidance should be applied retrospectively. For public entities, the guidance is effective for fiscal years and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted. In December 2011, the FASB issued an authoritative pronouncement related to deferral of the effective date for amendments to the presentation of reclassifications of items out of accumulated other comprehensive income. This guidance allows the FASB to redeliberate whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. While the FASB is considering the operational concerns about the presentation requirements for reclassification adjustments and the needs of financial statement users for additional information about reclassification adjustments, entities should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect before update the pronouncement issued in June 2011. The Group adopted this guidance effective January 1, 2012 and presented the comprehensive income in a single continuous statement of comprehensive income.

In September 2011, the FASB issued an authoritative pronouncement related to testing goodwill for impairment. The guidance is intended to simplify how entities, both public and nonpublic, test goodwill for impairment. The guidance permits an entity to first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if a public entity’s financial statements for the most recent annual or interim period have not yet been issued. The Group adopted this pronouncement effective January 1, 2012, which did not have a significant effect on the Company’s consolidated financial statements, as the Company chose to directly perform the two-step goodwill impairment test for 2012.

ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2012
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of the entity's subsidiaries, its VIEs and VIE's subsidiaries

As of December 31, 2012, details of the Company’s subsidiaries, its VIEs and VIEs’ subsidiaries were as follows:

	Later of acquisition/ incorporation	Place of establishment/ incorporation	Percentage of economic ownership
Subsidiaries:
AutoNavi International Co., Ltd (“AutoNavi BVI”)	August 9, 2006	BVI	100%
AutoNavi Investment Ltd. (“AutoNavi Investment”)	January 22, 2008	BVI	100%
AutoNavi Asia Ltd. (“AutoNavi Asia”)	January 30, 2008	Hong Kong	100%
AutoNavi Japan Ltd. (“AutoNavi Japan”)	March 19, 2009	Japan	100%
AutoNavi Information Technology Co., Ltd. (“AutoNavi Technology”)	August 24, 2006	PRC	100%
Shanghai eTag Information Technology Co., Ltd (“Etag”)	March 24, 2011	PRC	100%

VIEs:
AutoNavi Software Co., Ltd (“AutoNavi Software”)	April 26, 2002	PRC	100%
Beijing MapABC Technology Co., Ltd (“MapABC Technology”)	September 28, 2006	PRC	100%

VIE’s subsidiaries:
Beijing ADF Navigation Technology Co., Ltd. (“ADF Navigation”)	September 28, 2002	PRC	61.91%
Beijing PDAger Technology Development Co., Ltd (“PDAger”)	March 10, 2011	PRC	100%
Beijing Zhongke Puhui Technology Development Co., Ltd. (“ZKPH”)	June 28, 2006	PRC	75%
Beijing Xingtiandi Information Technology Co., Ltd. (“Xingtiandi Technology”)	December 31, 2006	PRC	100%
Xiamen AutoNavi Software Co., Ltd. (“AutoNavi Xiamen”)	June 30, 2007	PRC	100%
Beijing Yadao Xingkong Advertising Co., Ltd. (“Yadao Ads”)	November 30, 2007	PRC	70%
Beijing Yadao Media & Culture Development Co., Ltd. (“Yadao Media”)	November 30, 2007	PRC	70%

Schedule of consolidated financial information of the Group's VIEs and their subsidiaries

	As of December 31,
	2011	2012
Total Current assets	96,825	138,688
Total assets	144,986	187,101
Total equity attributable to AutoNavi Holdings Limited shareholders	97,612	125,762

	For the year ended December 31,
	2010	2011	2012
Net revenues	82,188	114,054	134,498
Net income	22,369	29,826	26,719
Net cash provided by operating activities	10,074	40,413	36,792
Net cash used in investing activities	(1,845)	(6,597)	(33,687)
Net cash used in financing activities	—	(468)	(824)

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful lives of properties and equipment, net

Building	40 years
Equipment and furniture	2-5 years
Software	3-5 years
Aerial photogrammetry equipment	10 years
Vehicles	2-8 years
Office improvements	Shorter of the term of the lease or the estimated useful lives of the assets

Schedule of estimated economic lives of acquired intangible assets with definite lives

Operating licenses	1.8-7 years
Contract backlog	1-3 years
Customer relationship	3.3-8 years
Non-compete agreement	3-5.5 years
Complete technology	3.5-4.8 years
Content copyright	0.25 years
Partnership agreement	4.8 years

Total revenues
Concentration of credit risk
Schedule of customers accounting for 10% or more
	December 31,
Customer	2010	2011	2012
A	34%	34%	30%
B	29%	26%	21%
E	*	*	15%
* not greater than 10%
Accounts receivable
Concentration of credit risk
Schedule of customers accounting for 10% or more
	December 31,
Customer	2011	2012
A	22%	15%
B	16%	18%
D	10%	17%
E	*	13%
* not greater than 10%

BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2012
BUSINESS COMBINATIONS
Schedule of unaudited pro forma information of the acquisitions
	For the year ended December 31,
	2010	2011
Pro forma net revenue	91,007	128,103
Pro forma net income	19,046	36,419

PDAger
BUSINESS COMBINATIONS
Schedule of purchase price allocation

		Amortization period

Cash	2,147
Accounts receivables	1,577
Prepaid expense and other current assets	289
Deferred tax assets	222
Prepaid income tax	277
Properties and equipment, net	139
Intangible assets:
Partnership agreement	3,219	4.8 years
Customer relationship	2,043	4.8 years
Complete technology	1,419	4.8 years
Operating licenses	21	3.5 years
Accrued expenses and other current liabilities	(702)
Deferred revenue	(2,137)
Deferred tax liabilities	(1,005)
Re-measured fair value of previous 20% equity method investment	(1,679)
Goodwill	2,461

Total	8,291

Etag
BUSINESS COMBINATIONS
Schedule of purchase price allocation

		Amortization period

Cash	1
Receivable and other current assets	21
Deferred tax assets	128
Intangible assets:
Complete technology	707	3.8 years
Non-compete agreement	38	3.0 years
Deferred tax liabilities	(182)
Other current liabilities	(230)
Goodwill	2,679

Total	3,162

REVENUE AND SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
REVENUE AND SEGMENT INFORMATION
Schedule of components of net revenues

	For the year ended December 31,
	2010	2011	2012
Automotive navigation	63,410	85,853	92,122
Mobile/Internet location-based solutions	11,322	27,420	47,575
Public sector and enterprise applications	9,061	12,278	17,693
Other	1,972	1,409	2,303
Net revenues	85,765	126,960	159,693

ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2012
ACCOUNTS RECEIVABLE, NET
Schedule of accounts receivable, net
	As of December 31,
	2011	2012
Revenue recognized in excess of billings	5,466	13,050
Other trade receivables	30,807	32,935
Total	36,273	45,985

Movement of allowance for doubtful accounts

	Balance at beginning of the year	Acquisition of a subsidiary	Exchange adjustment	Charge to expenses	Reversal	Written-off	Balance at end of the year
2011	419	69	31	304	—	—	823
2012	823	—	19	1,033	—	(16)	1,859

PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Schedule of prepaid expenses and other current assets

	As of December 31,
	2011	2012
Advances to employees	446	663
VAT rebate receivable	839	2,009
Prepaid rental and rental deposits	1,238	1,557
Advance to suppliers	425	455
Inventory	264	28
Interest receivable	861	1,168
Other prepaid expenses	1,652	1,960
Total	5,725	7,840

EQUITY METHOD INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2012
EQUITY METHOD INVESTMENTS
Schedule of equity method investment
	As of December 31,
	2011	2012
Investee
95190	4,181	3,791
Beijing GoldenTom Information Technology Co. Ltd.	261	12
Ariadne’s Thread Co. Ltd.	—	361
Total	4,442	4,164

PROPERTIES AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2012
PROPERTIES AND EQUIPMENT, NET
Schedule of property and equipment, net

	As of December 31,
	2011	2012
Buildings	30,921	31,238
Equipment and furniture	13,653	13,886
Aerial photogrammetry equipment	7,394	7,423
Office improvements	8,015	9,073
Vehicles	3,521	3,594
Software	2,601	3,114
Total properties and equipment	66,105	68,328
Less: Accumulated depreciation and amortization	(16,860)	(21,208)
Properties and equipment, net	49,245	47,120

ACQUIRED INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2012
ACQUIRED INTANGIBLE ASSETS, NET
Schedule of costs and accumulated amortization of acquired intangible assets

	As of December 31,
	2011	2012
Intangible assets not subject to amortization:
Domain name	562	567
Intangible assets subject to amortization:
Customer relationship	3,958	3,999
Operating licenses	1,458	1,004
Complete technology	2,908	2,938
Contract backlog	299	302
Non-compete agreement	272	275
Content copyright	20	20
Partnership agreement	3,349	3,384
Total intangible assets	12,826	12,489
Less: Accumulated amortization
Customer relationship	(2,201)	(2,878)
Operating licenses	(967)	(516)
Complete technology	(1,093)	(1,611)
Contract backlog	(299)	(302)
Non-compete agreements	(198)	(250)
Content copyright	(20)	(20)
Partnership agreement	(562)	(1,271)
Accumulated amortization	(5,340)	(6,848)
Less: Accumulated impairment
Domain name	(36)	(36)
Customer relationship	(113)	(114)
Operating licenses	(473)	(478)
Non-compete agreements	(9)	(9)
Accumulated impairment	(631)	(637)
Intangible assets, net	6,855	5,004

GOODWILL (Tables)	12 Months Ended
Dec. 31, 2012
GOODWILL
Schedule of goodwill

	As of December 31,
	2011	2012
Gross amount:
Beginning balance	4,038	9,582
Goodwill arising from acquisitions	5,140	—
Exchange differences	404	98
Ending balance	9,582	9,680
Accumulated goodwill impairment loss:
Beginning balance	(796)	(835)
Exchange differences	(39)	(8)
Ending balance	(835)	(843)
Goodwill, net	8,747	8,837

ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities

	As of December 31,
	2011	2012
Salaries and welfare payable	9,723	11,974
VAT, business tax and other tax payable	5,151	6,248
Accrued flight rental costs	1,560	1,021
Deferred income from government subsidies	2,742	1,531
Payables for purchase of equipment	375	379
Accrued professional service fee	2,000	1,798
Accrued outsourced data processing and other direct costs	1,801	3,426
Other accrued expenses	2,719	3,236
Total	26,071	29,613

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES
Schedule of preferential tax rates

	2010	2011	2012
ADF Navigation	12.5%	12.5%	12.5%
AutoNavi Software*	10%	15%	15%
AutoNavi Technology	7.5%	7.5%	7.5%
MapABC Technology	15%	15%	15%
Xingtiandi Technology	15%	15%	15%
AutoNavi Xiamen	15%	15%	15%
PDAger	15%	15%	15%

*                         On February 21, 2011, AutoNavi Software was qualified as a “key software company” and therefore was entitled to a preferential tax rate of 10% for 2010.

Schedule of income tax expenses from continuing operations
	Year ended December 31,
	2010	2011	2012
Income tax expenses:
Current	4,222	5,972	7,998
Deferred	(181)	(886)	(784)
Total	4,041	5,086	7,214

Schedule of principal components of deferred income taxes

	December 31,
	2011	2012
Current deferred tax assets
Accrued expense	1,214	1,540
Allowance for doubtful accounts	141	298
Current deferred tax assets	1,355	1,838
Non-current deferred tax assets
Net operating loss carry forwards	845	256
Less: valuation allowance	(621)	(106)
Non-current deferred tax assets, net	224	150
Deferred tax assets, net	1,579	1,988
Non-current deferred tax liabilities
Acquired intangible assets, net	1,345	966
Deferred tax liabilities	1,345	966

Schedule of reconciliation between the provision for income tax computed by applying statutory PRC enterprise income tax rate of 25%, and the actual provision of income taxes from continuing operations

	For the year ended December 31,
	2010	2011	2012
Net income before provision for income taxes	24,473	44,116	46,176
Statutory tax rate in PRC	25%	25%	25%
Income tax at statutory tax rate	6,118	11,029	11,544
Non-deductible expenses	676	643	823
Super deductions of R&D expenses	(1,058)	(1,323)	(1,139)
Change in valuation allowance	—	621	(11)
Effect of the different income tax rates in other jurisdictions	1,529	563	2,583
Effect of tax holiday and preferential tax rates	(3,224)	(6,447)	(6,586)
Income tax expenses	4,041	5,086	7,214
Effective tax rate	16.51%	11.53%	15.62%

Schedule of income tax expense and earnings per share amounts if the Group's subsidiaries in the PRC were neither in a tax holiday period nor had they been specifically allowed special tax concessions
	For the year ended December 31,
	2010	2011	2012
Provision for income taxes	7,265	11,533	13,800
Net income per ordinary share-basic	0.09	0.16	0.16
Net income per ordinary share-diluted	0.09	0.15	0.15

NET INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
NET INCOME PER SHARE
Schedule of calculation of the net income per share

	For the year ended December 31,
	2010	2011	2012
Net Income—Numerator
Basic—
Net income attributable to AutoNavi Holdings Limited shareholders	19,135	36,535	36,508
Less: Net income attributable to AutoNavi Holdings Limited preferred shareholders (i)	2,282	—	—

Net income attributable to AutoNavi Holdings Limited ordinary shareholders (i)	16,853	36,535	36,508

Diluted—
Net income attributable to AutoNavi Holdings Limited ordinary shareholders	19,135	36,535	36,508

Shares—Denominator
Basic
Weighted average number of shares outstanding used in computing net income per Series A preferred share	20,273,973	—	—

Weighted average number of ordinary shares outstanding used in computing net income per ordinary share(ii)	149,684,032	190,132,407	190,853,540

Diluted
Weighted average number of ordinary shares outstanding used in computing net income per ordinary share(iii)	182,696,079	201,230,735	201,168,386

Net income per Series A preferred share, basic	0.11	—	—

Net income per ordinary share attributable to AutoNavi Holdings Limited shareholders
Basic	0.11	0.19	0.19

Diluted	0.10	0.18	0.18

(i)             The net income attributable to holders of ordinary shares was allocated between ordinary shares and preferred shares on pro rata basis based on the dividend participation right. Since each Series A convertible redeemable preferred share had the same participation rights as ordinary share, the allocation was based on the number of ordinary shares and Series A convertible redeemable preferred shares.

(ii)          On November 15, 2010 and December 28, 2010, the company issued a total of 7,529,580 ordinary shares, representing 1,882,395 ADSs to be issued to employees upon the exercise of their vested share options or vesting of nonvested shares granted. As of December 31, 2010, 2011 and 2012, 359,684, 3,165,716 and 6,265,945 ordinary shares out of such 7,529,580 shares had been delivered to the employees upon exercise of their share options and vesting of restricted shares, respectively. As a result, 7,169,896, 4,363,864 and 1,263,635 shares remained issued but not outstanding as of December 31, 2010, 2011 and 2012, respectively and accordingly were excluded from computing basic or diluted net income per share.

As set out in Note 14, 10,146,588 ordinary shares repurchased by the Company for the year ended December 31, 2012 were excluded from computing basic or diluted net income per share.

(iii)   The calculation of the weighted average number of ordinary shares for the purpose of diluted net income per share has included the effect of the following securities:

	For the year ended December 31,
	2010	2011	2012
Series A convertible redeemable preferred shares (as-if- converted method)	20,273,973	—	—
Share options (treasury stock method)	12,165,959	10,874,647	8,073,362
Nonvested shares (treasury stock method)	572,115	223,681	2,241,484
Total	33,012,047	11,098,328	10,314,846

Schedule of securities used for calculation of the weighted average number of ordinary shares diluted

	For the year ended December 31,
	2010	2011	2012
Series A convertible redeemable preferred shares (as-if- converted method)	20,273,973	—	—
Share options (treasury stock method)	12,165,959	10,874,647	8,073,362
Nonvested shares (treasury stock method)	572,115	223,681	2,241,484
Total	33,012,047	11,098,328	10,314,846

SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2012
SHARE-BASED COMPENSATION
Schedule of activity of stock options under the 2007 Share Incentive Plan and the Share Incentive Plan

	Number of options	Weighted average exercise price per option
Outstanding at January 1, 2012	11,057,407	0.41
Forfeited/cancelled	(204,076)	0.43
Exercised	(2,667,792)	0.41

Outstanding at December 31, 2012	8,185,539	0.41

Summary of information regarding the share options

	As of December, 31, 2012
	Number outstanding	Weighted average remaining contractual life	Weighted average exercise price per option	Aggregate intrinsic value
Outstanding	8,185,539	3.61	0.41	19,870
Exercisable	7,221,872	3.58	0.39	17,627
Vested and expected to vest	8,156,629	3.61	0.41	19,803

Schedule of assumptions used for determining fair value of each option granted

2010
Risk-free interest rate	3.419%
Volatility	40.2% to 50.7%
Dividend yield	0.00%
Exercise multiple	2.0
Fair value of underlying ordinary shares	$1.97 to $2.50

(1)                 Risk-free interest rate

Risk-free interest rate was estimated based on the yield to maturity of PRC international government bonds with a maturity period close to the contractual life of the options.

(2)                 Volatility

The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of listed comparable companies over a period comparable to the contractual life of the options.

(3)                 Dividend yield

The dividend yield was estimated by the Company based on its expected dividend policy over the contractual life of the options.

(4)                 Exercise multiple

Exercise multiple represents the value of the underlying stock as a multiple of the exercise price of the option which, if achieved, results in exercise of the option.

(5)                 Fair value of underlying ordinary shares

Summary of the non-performance based nonvested shares activity

	Number of nonvested shares	Weighted average grant date fair value
Outstanding at January 1, 2012	3,084,787	3.94
Granted	6,780,000	2.77
Vested	(1,424,020)	3.58
Forfeited	(406,303)	3.60
Outstanding at December 31, 2012	8,034,464	3.04

COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS
Schedule of future minimum lease payments under such non-cancelable leases
Year 2013	1,729
Year 2014	1,286
Year 2015	611
Year 2016	219
Year 2017 and thereafter	—
3,845

RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS
Schedule of outstanding balances with related parties

	As of December 31,
	2011	2012
Loan to an entity controlled by principal shareholders of the Group: (1)
Hunan Phoenix Ancient City Cultural Tourism Investment Co., Ltd. (formerly known as Hunan Phoenix Ancient City Tourism Co., Ltd.)	159	—
Receivable from a joint venture for operating expenses incurred on its behalf:
Beijing GoldenTom Information Technology Co., Ltd.	59	—
Others	3	3
Subtotal, non-trading	221	3
Trading receivable from a joint venture in respect of digital map data revenues: (2)
Beijing GoldenTom Information Technology Co., Ltd.	1,056	4,749

Total	1,277	4,752

Schedule of related party transactions

	Year ended December 31,
	2010	2011	2012
Research and development expenses associated with an entity controlled by principal shareholders of the Group: (3)
Beijing GaoDeTaiXin Technology Co., Ltd.	489	—	—
Revenue shared with a joint venture (2)
Beijing GoldenTom Information Technology Co., Ltd.	—	249	3,432

(1)  The loans are payable on demand, no-interest bearing, and uncollateralized.

(2)  On October 28, 2011, AutoNavi Software and TomTom Global established a joint venture of GoldenTom to provide digital map databases and traffic information in China (see “Note 7 Equity method investment”). Total revenue generated by GoldenTom was shared among GoldenTom, AutoNavi Software and TomTom. For the years ended December 31, 2011 and 2012, $249 and $3,432 were recognized as revenue shared from GoldernTom, respectively. Deferred revenue were $645 and $2,081 due to post contract service term and the receivable from GoldenTom were $1,056 and $4,749 as of December 31, 2011 and 2012, respectively.

(3)  In 2010, the Group had expenses of $489 relating to the outsourcing of a portion of research and development to Beijing GaoDeTaiXin Technology Co., Ltd.

ORGANIZATION AND PRINCIPAL ACTIVITIES (Details)	12 Months Ended																	12 Months Ended		12 Months Ended		12 Months Ended					12 Months Ended		12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 AutoNavi BVI	Dec. 31, 2012 AutoNavi Investment	Dec. 31, 2012 AutoNavi Asia	Dec. 31, 2012 AutoNavi Japan	Dec. 31, 2012 AutoNavi Technology	Dec. 31, 2012 AutoNavi Technology Exclusive Technology Consulting and Service Agreements	Dec. 31, 2012 AutoNavi Technology Patent, Know-how and Domain Name License Agreements	Dec. 31, 2012 AutoNavi Technology Patent, Know-how and Domain Name License Agreements Patent CNY	Dec. 31, 2012 AutoNavi Technology Patent, Know-how and Domain Name License Agreements Patent Maximum	Dec. 31, 2012 AutoNavi Technology Patent, Know-how and Domain Name License Agreements Domain name CNY	Dec. 31, 2012 AutoNavi Technology Patent, Know-how and Domain Name License Agreements Domain name Maximum	Dec. 31, 2012 AutoNavi Technology Patent, Know-how and Domain Name License Agreements Know-hows CNY	Dec. 31, 2012 AutoNavi Technology Exclusive Purchase Option Agreements	Dec. 31, 2012 AutoNavi Technology Operating Agreements	Dec. 31, 2012 Etag	Mar. 24, 2011 Etag	Dec. 31, 2012 AutoNavi Software VIE - Primary Beneficiary	Sep. 30, 2006 AutoNavi Software VIE - Primary Beneficiary	Dec. 31, 2012 MapABC Technology VIE - Primary Beneficiary	Sep. 30, 2006 MapABC Technology VIE - Primary Beneficiary	Dec. 31, 2012 ADF Navigation VIE - Primary Beneficiary	Dec. 31, 2012 PDAger VIE - Primary Beneficiary	Dec. 31, 2012 ZKPH VIE - Primary Beneficiary	Dec. 31, 2012 Xingtiandi Technology VIE - Primary Beneficiary	Dec. 31, 2006 Xingtiandi Technology VIE - Primary Beneficiary	Dec. 31, 2012 AutoNavi Xiamen VIE - Primary Beneficiary	Jun. 30, 2007 AutoNavi Xiamen VIE - Primary Beneficiary	Dec. 31, 2012 Yadao Media VIE - Primary Beneficiary	Dec. 31, 2012 Yadao Ads VIE - Primary Beneficiary
Subsidiaries, VIEs and VIE's subsidiaries
Percentage of economic ownership		100.00%	100.00%	100.00%	100.00%	100.00%										100.00%
Percentage of economic ownership in VIE and its subsidiaries																		100.00%		100.00%		61.91%	100.00%	75.00%	100.00%		100.00%		70.00%	70.00%
Ownership interest (as a percent)																	100.00%		100.00%		100.00%					100.00%		100.00%
Limit on the amount of services provided to VIEs	$ 0
Notice period to terminate the agreement							30 days								30 days
Annual license fee to VIEs									50,000		10,000		50,000
Term of agreement								10 years		10 years		10 years
Extension periods allowed								1 year						10 years

ORGANIZATION AND PRINCIPAL ACTIVITIES (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010
Balance sheet
Total Current assets	$ 277,479	$ 244,326
Income statement and cash flow statement
Net revenues	159,693	126,960	85,765
Net income	36,508	36,535	19,135
Net cash provided by operating activities	58,306	47,771	38,529
Net cash used in investing activities	(78,441)	42,619	(70,455)
Net cash used in financing activities	(28,877)	764	99,203
Number of creditors (or beneficial interest holders) who had recourse to the general credit	0
VIEs and their subsidiaries
Balance sheet
Total Current assets	138,688	96,825
Total assets	187,101	144,986
Total equity attributable to AutoNavi Holdings Limited shareholders	125,762	97,612
Income statement and cash flow statement
Net revenues	134,498	114,054	82,188
Net income	26,719	29,826	22,369
Net cash provided by operating activities	36,792	40,413	10,074
Net cash used in investing activities	(33,687)	(6,597)	(1,845)
Net cash used in financing activities	$ (824)	$ (468)

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Restricted cash	835
Term deposits | Minimum
Term deposits
Original maturities	3 months
Term deposits | Maximum
Term deposits
Original maturities	1 year

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2)	12 Months Ended
Dec. 31, 2012
Buildings
Properties and equipment, net
Estimated useful lives	40 years
Equipment and furniture | Minimum
Properties and equipment, net
Estimated useful lives	2 years
Equipment and furniture | Maximum
Properties and equipment, net
Estimated useful lives	5 years
Software | Minimum
Properties and equipment, net
Estimated useful lives	3 years
Software | Maximum
Properties and equipment, net
Estimated useful lives	5 years
Aerial photogrammetry equipment
Properties and equipment, net
Estimated useful lives	10 years
Vehicles | Minimum
Properties and equipment, net
Estimated useful lives	2 years
Vehicles | Maximum
Properties and equipment, net
Estimated useful lives	8 years

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010
Revenue Recognition
Number of revenue recognition criteria	4
Post sale obligations other than warranty terms and telephone support to end customers	$ 0
Post contract services provided	0
Number of Companies receiving map data with Non- refundable minimum Licensing fee	1
VAT rebate	14,008,000	10,692,000	7,351,000
VAT rate One (as a percent)	3.00%
VAT rate Two (as a percent)	6.00%
Government subsidies received	2,181,000	1,610,000	655,000
Government subsidies	$ 3,111,000	$ 163,000	$ 748,000
Minimum
Revenue Recognition
Period available for free support services	1 year
Maximum
Revenue Recognition
Period available for free support services	3 years
Operating licenses | Minimum
Acquired intangible assets with definite lives, net
Estimated economic lives of acquired intangible assets with definite lives	1 year 9 months 18 days
Operating licenses | Maximum
Acquired intangible assets with definite lives, net
Estimated economic lives of acquired intangible assets with definite lives	7 years
Contract backlog | Minimum
Acquired intangible assets with definite lives, net
Estimated economic lives of acquired intangible assets with definite lives	1 year
Contract backlog | Maximum
Acquired intangible assets with definite lives, net
Estimated economic lives of acquired intangible assets with definite lives	3 years
Customer relationship | Minimum
Acquired intangible assets with definite lives, net
Estimated economic lives of acquired intangible assets with definite lives	3 years 3 months 18 days
Customer relationship | Maximum
Acquired intangible assets with definite lives, net
Estimated economic lives of acquired intangible assets with definite lives	8 years
Non-compete agreement | Minimum
Acquired intangible assets with definite lives, net
Estimated economic lives of acquired intangible assets with definite lives	3 years
Non-compete agreement | Maximum
Acquired intangible assets with definite lives, net
Estimated economic lives of acquired intangible assets with definite lives	5 years 6 months
Complete technology | Minimum
Acquired intangible assets with definite lives, net
Estimated economic lives of acquired intangible assets with definite lives	3 years 6 months
Complete technology | Maximum
Acquired intangible assets with definite lives, net
Estimated economic lives of acquired intangible assets with definite lives	4 years 9 months 18 days
Content copyright
Acquired intangible assets with definite lives, net
Estimated economic lives of acquired intangible assets with definite lives	3 months
Partnership agreement
Acquired intangible assets with definite lives, net
Estimated economic lives of acquired intangible assets with definite lives	4 years 9 months 18 days

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total revenues | Customer concentration risk | A
Concentration of credit risk
Concentration of risk (as a percent)	30.00%	34.00%	34.00%
Total revenues | Customer concentration risk | B
Concentration of credit risk
Concentration of risk (as a percent)	21.00%	26.00%	29.00%
Total revenues | Customer concentration risk | E
Concentration of credit risk
Concentration of risk (as a percent)	15.00%
Accounts receivable | Credit concentration risk | A
Concentration of credit risk
Concentration of risk (as a percent)	15.00%	22.00%
Accounts receivable | Credit concentration risk | B
Concentration of credit risk
Concentration of risk (as a percent)	18.00%	16.00%
Accounts receivable | Credit concentration risk | D
Concentration of credit risk
Concentration of risk (as a percent)	17.00%	10.00%
Accounts receivable | Credit concentration risk | E
Concentration of credit risk
Concentration of risk (as a percent)	13.00%

BUSINESS COMBINATIONS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended	1 Months Ended	12 Months Ended		0 Months Ended	10 Months Ended	12 Months Ended		0 Months Ended				10 Months Ended		0 Months Ended
	Dec. 31, 2011	Mar. 31, 2011 2011 Acquisitions item	Dec. 31, 2011 2011 Acquisitions	Dec. 31, 2010 2011 Acquisitions	Mar. 10, 2011 PDAger	Dec. 31, 2011 PDAger	Dec. 31, 2011 PDAger	Feb. 29, 2012 PDAger	Mar. 10, 2011 PDAger Partnership agreement	Mar. 10, 2011 PDAger Customer relationship	Mar. 10, 2011 PDAger Complete technology	Mar. 10, 2011 PDAger Operating licenses	Dec. 31, 2011 Etag	Mar. 24, 2011 Etag	Mar. 24, 2011 Etag Complete technology	Mar. 24, 2011 Etag Non-compete agreement
BUSINESS COMBINATIONS
Ownership interest (as a percent)					80.00%									100.00%
Cash consideration					$ 8,291	$ 7,953	$ 7,953	$ 338						$ 3,162
Ownership interest after acquisition (as a percent)					100.00%
Revenue						5,387							822
Net income						469							32
Ownership interest previously held (as a percent)					20.00%
Gain on re-measurement of fair value of the equity method investment	995						995
Purchase price allocation
Cash					2,147									1
Accounts receivables					1,577
Prepaid expense and other current assets					289
Receivable and other current assets														21
Deferred tax assets					222									128
Prepaid income tax					277
Properties and equipment, net					139
Intangible assets:									3,219	2,043	1,419	21			707	38
Accrued expenses and other current liabilities					(702)
Deferred revenue					(2,137)
Deferred tax liabilities					(1,005)									(182)
Other current liabilities														(230)
Goodwill.					2,461									2,679
Re-measured fair value of previous 20% equity method investment					(1,679)
Total					8,291
Total														3,162
Amortization period									4 years 9 months 18 days	4 years 9 months 18 days	4 years 9 months 18 days	3 years 6 months			3 years 9 months 18 days	3 years
Business combination, additional disclosure
Number of businesses acquired		2
Unaudited pro forma information
Pro forma net revenue			128,103	91,007
Pro forma net income			$ 36,419	$ 19,046

REVENUE AND SEGMENT INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 segment	Dec. 31, 2011	Dec. 31, 2010
REVENUE AND SEGMENT INFORMATION
Number of operating segments	1
Components of net revenues
Net revenues	$ 159,693	$ 126,960	$ 85,765
Automotive navigation
Components of net revenues
Net revenues	92,122	85,853	63,410
Mobile/Internet location-based solutions
Components of net revenues
Net revenues	47,575	27,420	11,322
Public sector and enterprise applications
Components of net revenues
Net revenues	17,693	12,278	9,061
Other
Components of net revenues
Net revenues	$ 2,303	$ 1,409	$ 1,972

ACCOUNTS RECEIVABLE, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
ACCOUNTS RECEIVABLE, NET
Revenue recognized in excess of billings	$ 13,050	$ 5,466
Other trade receivables	32,935	30,807
Total	45,985	36,273
Movement of allowance for doubtful accounts
Balance at beginning of the year	823	419
Acquisition of a subsidiary		69
Exchange adjustment	19	31
Charge to expenses	1,033	304
Written off	(16)
Balance at end of the year	$ 1,859	$ 823

PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Advances to employees	$ 663	$ 446
VAT rebate receivable	2,009	839
Prepaid rental and rental deposits	1,557	1,238
Advance to suppliers	455	425
Inventory	28	264
Interest receivable	1,168	861
Other prepaid expenses	1,960	1,652
Total	$ 7,840	$ 5,725

EQUITY METHOD INVESTMENTS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			0 Months Ended	12 Months Ended			14 Months Ended		12 Months Ended		0 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 17, 2011 95190	Dec. 31, 2012 95190	Dec. 31, 2011 95190	Dec. 31, 2010 95190	Feb. 27, 2011 95190	Jan. 01, 2009 95190	Dec. 31, 2012 Beijing GoldenTom Information Technology Co. Ltd.	Dec. 31, 2011 Beijing GoldenTom Information Technology Co. Ltd.	Oct. 28, 2011 Beijing GoldenTom Information Technology Co. Ltd. AutoNavi Software	Oct. 28, 2011 Beijing GoldenTom Information Technology Co. Ltd. TomTom Global	Dec. 31, 2012 Ariadne's Thread Co. Ltd	Jan. 17, 2012 Ariadne's Thread Co. Ltd
EQUITY METHOD INVESTMENTS
Total	$ 4,164	$ 4,442			$ 3,791	$ 4,181				$ 12	$ 261			$ 361
Ownership interest acquired (as a percent)									22.00%			51.00%	49.00%		20.00%
Cash consideration									4,397						477
Ownership interest (as a percent)				24.21%	24.21%			24.96%
Share of the net loss of equity method investee	(778)	(653)	(238)		(410)	(425)	(202)			(249)	(247)			(119)
Amount of capital contributed	$ 294	$ 688										$ 510	$ 490

PROPERTIES AND EQUIPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
PROPERTIES AND EQUIPMENT, NET
Properties and equipment, gross	$ 68,328	$ 66,105
Less: Accumulated depreciation and amortization	(21,208)	(16,860)
Properties and equipment, net	47,120	49,245
Depreciation and amortization expenses	6,559	5,341	3,736
Buildings
PROPERTIES AND EQUIPMENT, NET
Properties and equipment, gross	31,238	30,921
Equipment and furniture
PROPERTIES AND EQUIPMENT, NET
Properties and equipment, gross	13,886	13,653
Aerial photogrammetry equipment
PROPERTIES AND EQUIPMENT, NET
Properties and equipment, gross	7,423	7,394
Office improvements
PROPERTIES AND EQUIPMENT, NET
Properties and equipment, gross	9,073	8,015
Vehicles
PROPERTIES AND EQUIPMENT, NET
Properties and equipment, gross	3,594	3,521
Software
PROPERTIES AND EQUIPMENT, NET
Properties and equipment, gross	$ 3,114	$ 2,601

ACQUIRED INTANGIBLE ASSETS, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ACQUIRED INTANGIBLE ASSETS, NET
Total intangible assets	$ 12,489	$ 12,826
Less: Accumulated amortization	(6,848)	(5,340)
Less: Accumulated impairment	(637)	(631)
Intangible assets, net	5,004	6,855
Additional disclosure
Amortization expense for acquired intangible assets	1,932	1,778	403
Expected amortization expense
2013	1,641
2014	1,538
2015	1,294
2016
Impairment loss for the intangible assets	0	19	0
Customer relationship
ACQUIRED INTANGIBLE ASSETS, NET
Intangible assets subject to amortization	3,999	3,958
Less: Accumulated amortization	(2,878)	(2,201)
Less: Accumulated impairment	(114)	(113)
Operating licenses
ACQUIRED INTANGIBLE ASSETS, NET
Intangible assets subject to amortization	1,004	1,458
Less: Accumulated amortization	(516)	(967)
Less: Accumulated impairment	(478)	(473)
Complete technology
ACQUIRED INTANGIBLE ASSETS, NET
Intangible assets subject to amortization	2,938	2,908
Less: Accumulated amortization	(1,611)	(1,093)
Contract backlog
ACQUIRED INTANGIBLE ASSETS, NET
Intangible assets subject to amortization	302	299
Less: Accumulated amortization	(302)	(299)
Non-compete agreement
ACQUIRED INTANGIBLE ASSETS, NET
Intangible assets subject to amortization	275	272
Less: Accumulated amortization	(250)	(198)
Less: Accumulated impairment	(9)	(9)
Content copyright
ACQUIRED INTANGIBLE ASSETS, NET
Intangible assets subject to amortization	20	20
Less: Accumulated amortization	(20)	(20)
Partnership agreement
ACQUIRED INTANGIBLE ASSETS, NET
Intangible assets subject to amortization	3,384	3,349
Less: Accumulated amortization	(1,271)	(562)
Domain name
ACQUIRED INTANGIBLE ASSETS, NET
Intangible assets not subject to amortization	567	562
Less: Accumulated impairment	$ (36)	$ (36)

GOODWILL (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Gross amount:
Beginning balance	$ 9,582,000	$ 4,038,000
Goodwill arising from acquisitions		5,140,000
Exchange differences	98,000	404,000
Ending balance	9,680,000	9,582,000	4,038,000
Accumulated goodwill impairment loss:
Beginning balance	(835,000)	(796,000)
Exchange differences	(8,000)	(39,000)
Ending balance	(843,000)	(835,000)	(796,000)
Goodwill	8,837,000	8,747,000
Period of financial forecasts for cash flow projections	5 years
Impairment charges	0	0	0
PDAger
Gross amount:
Goodwill arising from acquisitions		2,461,000
Etag
Gross amount:
Goodwill arising from acquisitions		$ 2,679,000

ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Salaries and welfare payable	$ 11,974	$ 9,723
VAT, business tax and other tax payable	6,248	5,151
Accrued flight rental costs	1,021	1,560
Deferred income from government subsidies	1,531	2,742
Payables for purchase of equipment	379	375
Accrued professional service fee	1,798	2,000
Accrued outsourced data processing and other direct costs	3,426	1,801
Other accrued expenses	3,236	2,719
Total	$ 29,613	$ 26,071

INCOME TAXES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES
Income tax rate (as a percent)	25.00%	25.00%	25.00%
Period for exemption from income tax	2 years
Reduction in tax rate (as a percent)	50.00%
Period for reduction in tax rate	3 years
Applicable tax rate for HNTE (as a percent)	15.00%
Valid status period for HNTE	3 years
Renewable status period for HNTE	3 years
Increase in deferred tax liability balance if qualifying entities failed to obtain renewals of the HNTE	$ 324,000
Income tax expenses:
Current	7,998,000	5,972,000	4,222,000
Deferred tax	(784,000)	(886,000)	(181,000)
Total	7,214,000	5,086,000	4,041,000
Current deferred tax assets
Accrued expense	1,540,000	1,214,000
Allowance for doubtful accounts	298,000	141,000
Current deferred tax assets	1,838,000	1,355,000
Non-current deferred tax assets
Net operating loss carry forwards	256,000	845,000
Less: valuation allowance	(106,000)	(621,000)
Non-current deferred tax assets, net	150,000	224,000
Deferred tax assets
Deferred tax assets, net	1,988,000	1,579,000
Non-current deferred tax liabilities
Acquired intangible assets, net	966,000	1,345,000
Deferred tax liabilities	966,000	1,345,000
Provision made for the Chinese dividend withholding taxes	$ 0
ADF Navigation
INCOME TAXES
Preferential tax rate (as a percent)	12.50%	12.50%	12.50%
AutoNavi Software
INCOME TAXES
Preferential tax rate (as a percent)	15.00%	15.00%	10.00%
MapABC Technology
INCOME TAXES
Preferential tax rate (as a percent)	15.00%	15.00%	15.00%
Xingtiandi Technology
INCOME TAXES
Preferential tax rate (as a percent)	15.00%	15.00%	15.00%
AutoNavi Xiamen
INCOME TAXES
Preferential tax rate (as a percent)	15.00%	15.00%	15.00%
PDAger
INCOME TAXES
Preferential tax rate (as a percent)	15.00%	15.00%	15.00%
PRC subsidiaries and VIEs
INCOME TAXES
Income tax rate (as a percent)	25.00%	25.00%	25.00%
AutoNavi Technology
INCOME TAXES
Preferential tax rate (as a percent)	7.50%	7.50%	7.50%

INCOME TAXES (Details 2) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES
Statutory tax rate in PRC (as a percent)	25.00%	25.00%	25.00%
Income tax expense and earnings per share amounts if the Group's subsidiaries in the PRC were neither in a tax holiday period nor had they been specifically allowed special tax concessions
Provision for income taxes	$ 7,214	$ 5,086	$ 4,041
Net income per ordinary share-basic (in dollars per share)	$ 0.19	$ 0.19	$ 0.11
Net income per ordinary share-diluted (in dollars per share)	$ 0.18	$ 0.18	$ 0.1
Aggregate undistributed foreign earnings
Valuation allowance related to the loss carry-forward	106	621
Reconciliation between the provision for income tax computed by applying statutory PRC enterprise income tax rate of 25%, and the actual provision of income taxes from continuing operations
Net income before provision for income taxes	46,176	44,116	24,473
Income tax at statutory tax rate	11,544	11,029	6,118
Non-deductible expenses	823	643	676
Super deductions of R&D expenses	(1,139)	(1,323)	(1,058)
Change in valuation allowance	(11)	621
Effect of the different income tax rates in other jurisdictions	2,583	563	1,529
Effect of tax holiday and preferential tax rates	(6,586)	(6,447)	(3,224)
Income tax expenses	7,214	5,086	4,041
Effective tax rate (as a percent)	15.62%	11.53%	16.51%
Additional disclosures
Withholding tax rate (as a percent)	10.00%	10.00%	10.00%
XuanCai
Aggregate undistributed foreign earnings
Valuation allowance related to the loss carry-forward		508
No Tax Holidays In Effect
Income tax expense and earnings per share amounts if the Group's subsidiaries in the PRC were neither in a tax holiday period nor had they been specifically allowed special tax concessions
Provision for income taxes	13,800	11,533	7,265
Net income per ordinary share-basic (in dollars per share)	$ 0.16	$ 0.16	$ 0.09
Net income per ordinary share-diluted (in dollars per share)	$ 0.15	$ 0.15	$ 0.09
PRC subsidiaries
INCOME TAXES
Net operating loss carry-forwards	1,245
Aggregate undistributed foreign earnings
Aggregate undistributed earnings	127,547
PRC Variable Interest Entities
Aggregate undistributed foreign earnings
Aggregate undistributed earnings	93,098
AutoNavi Asia
Income tax expense and earnings per share amounts if the Group's subsidiaries in the PRC were neither in a tax holiday period nor had they been specifically allowed special tax concessions
Provision for income taxes	$ 0	$ 0	$ 0

FORWARD CONTRACT (Details)	12 Months Ended			1 Months Ended		12 Months Ended		24 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Aug. 31, 2010 Forward Contract USD ($)	Aug. 31, 2010 Forward Contract JPY (¥)	Dec. 31, 2011 Forward Contract USD ($)	Dec. 31, 2010 Forward Contract USD ($)	Dec. 31, 2011 Forward Contract USD ($)
Forward contract
Amount deposited into bank					¥ 3,389,200,000
Amount deposited into bank				40,000,000
Term of fixed interest rate deposit				1 year	1 year
Expiration period of forward contract				1 year	1 year
Gain or loss from the change in fair value of forward contract		2,465,000	(2,465,000)			2,465,000	(2,465,000)	0
Foreign exchange gains/ (loss)	454,000	(1,579,000)	1,504,000			(2,078,000)	1,504,000	(574,000)
Interest income	$ 6,456,000	$ 5,226,000	$ 1,991,000			$ 1,209,000	$ 712,000	$ 1,921,000

ORDINARY SHARES (Details) (USD $)	2 Months Ended	12 Months Ended	2 Months Ended	1 Months Ended		0 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended			2 Months Ended	12 Months Ended
	Dec. 28, 2010	Dec. 31, 2012	Dec. 28, 2010 ADS	Jul. 31, 2010 Performance based nonvested shares	Dec. 31, 2011 Non-performance based restricted shares	Feb. 27, 2012 2012 ADS Repurchase Plan ADS	Dec. 31, 2012 2012 ADS Repurchase Plan ADS	Dec. 31, 2012 2012 ADS Repurchase Plan ADS Minimum	Dec. 31, 2012 2012 ADS Repurchase Plan ADS Maximum	Jul. 02, 2010 Ordinary shares	Dec. 31, 2012 Ordinary shares	Dec. 31, 2011 Ordinary shares	Dec. 31, 2010 Ordinary shares	Dec. 28, 2010 Ordinary shares Options and other awards	Dec. 31, 2012 Ordinary shares Options and other awards	Dec. 31, 2011 Ordinary shares Options and other awards	Dec. 31, 2010 Ordinary shares Options and other awards
ORDINARY SHARES
Number of shares issued										35,175,000
Net proceeds upon completion of IPO										$ 98,051,000
Conversion of preferred shares to ordinary shares upon completion of IPO										40,000,000
Number of awards vested (in shares)				800,000
Shares held by depositary bank reserved for future issuance	7,529,580		1,882,395											7,529,580
Number of shares delivered to the employees upon exercise of their share options and vesting of restricted shares											6,265,945	3,165,716	359,684		6,265,945	3,165,716	359,684
Shares issued excluded from outstanding shares											1,263,635	4,363,864	7,169,896		1,263,635	4,363,864	7,169,896
Share repurchase program, authorized amount						50,000,000
Period for repurchase						12 months
Number of shares repurchased							2,536,647				10,146,588
Total consideration for stock repurchased		$ 29,164,000					$ 29,200,000
Share repurchase program, price per share ( in dollars per share)								$ 10.03	$ 12.57
Nonvested shares that were not included in outstanding shares until the registration of the shares was completed					150,000

CONVERTIBLE REDEEMABLE PREFERRED SHARES (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended	0 Months Ended	1 Months Ended		0 Months Ended
	Dec. 31, 2010	Oct. 13, 2006 Series A Convertible Redeemable Preferred Shares	Jul. 31, 2010 Series A Convertible Redeemable Preferred Shares item	Jun. 30, 2010 Series A Convertible Redeemable Preferred Shares	Jul. 02, 2010 Ordinary shares	Jul. 31, 2010 Ordinary shares Maximum
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Number of shares issued		40,000,000			35,175,000
Par value (in dollars per share)		$ 0.0001
Gross proceeds	$ 98,051	$ 40,000
Net proceeds		39,326
Number of shares outstanding				40,000,000
Conversion of preferred shares to ordinary shares upon completion of IPO					40,000,000
Liquidation preference, base before accrued or declared unpaid dividends			40,000
Liquidation preference						29,000
Number of annual installments for redemption			3
Condition for automatic conversion: Percentage of outstanding shares held by holder giving written consent			66.67%
Condition for automatic conversion: Proceeds from issuance of ordinary shares			$ 50,000
Conversion ratio			1

NET INCOME PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	2 Months Ended	12 Months Ended
	Dec. 28, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Basic-
Net income attributable to AutoNavi Holdings Limited shareholders		$ 36,508	$ 36,535	$ 19,135
Less: Net income attributable to AutoNavi Holdings Limited preferred shareholders				2,282
Net income attributable to AutoNavi Holdings Limited ordinary shareholders		36,508	36,535	16,853
Diluted-
Net income attributable to AutoNavi Holdings Limited ordinary shareholders		$ 36,508	$ 36,535	$ 19,135
Basic
Weighted average number of shares outstanding used in computing net income per share		190,853,540	190,132,407	149,684,032
Diluted
Weighted average number of ordinary shares outstanding used in computing net income per ordinary share		201,168,386	201,230,735	182,696,079
Net income per ordinary share attributable to AutoNavi Holdings Limited shareholders
Basic (in dollars per share)		$ 0.19	$ 0.19	$ 0.11
Diluted (in dollars per share)		$ 0.18	$ 0.18	$ 0.1
Additional disclosure
Shares reserved for future issuance	7,529,580
Anti-dilutive securities
Anti-dilutive securities excluded from the computation of diluted net income per share (in shares)		641,968	670,000
Effect of securities
Share options (treasury stock method) (in shares)		8,073,362	10,874,647	12,165,959
Nonvested shares (treasury stock method)		2,241,484	223,681	572,115
Total (in shares)		10,314,846	11,098,328	33,012,047
ADS
Additional disclosure
Shares reserved for future issuance	1,882,395
Ordinary shares
Basic
Weighted average number of shares outstanding used in computing net income per share		190,853,540	190,132,407	149,684,032
Additional disclosure
Number of shares delivered to the employees upon exercise of their share options and vesting of restricted shares		6,265,945	3,165,716	359,684
Shares issued excluded from outstanding shares		1,263,635	4,363,864	7,169,896
Anti-dilutive securities
Number of shares repurchased		10,146,588
Series A preferred shares
Basic
Weighted average number of shares outstanding used in computing net income per share				20,273,973
Net income per Series A preferred share, basic (in dollars per share)				$ 0.11
Effect of securities
Series A convertible redeemable preferred shares (as-if-converted method)				20,273,973

FAIR VALUE MEASUREMENT (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
FAIR VALUE MEASUREMENT
Financial assets measured at fair value on recurring basis	$ 0	$ 0
Financial liabilities measured at fair value on recurring basis	0	0
Impairment loss for the intangible assets	$ 0	$ 19,000	$ 0

SHARE-BASED COMPENSATION (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended						0 Months Ended	1 Months Ended			12 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	9 Months Ended	1 Months Ended		9 Months Ended	1 Months Ended						12 Months Ended	1 Months Ended			12 Months Ended			0 Months Ended			1 Months Ended				12 Months Ended
	Dec. 16, 2011 2007 Share Incentive Plan	Jun. 03, 2010 2007 Share Incentive Plan	Dec. 14, 2009 2007 Share Incentive Plan	Dec. 31, 2011 2007 Share Incentive Plan	Jul. 15, 2007 2007 Share Incentive Plan	Sep. 02, 2012 2012 Share Incentive Plan	Sep. 02, 2012 4,124,200 nonvested shares modified 2012 Share Incentive Plan	Apr. 30, 2010 Stock options	Dec. 31, 2009 Stock options	Apr. 30, 2009 Stock options	Dec. 31, 2012 Stock options	Dec. 31, 2011 Stock options	Dec. 31, 2010 Stock options item	Apr. 30, 2010 Stock options Maximum	Dec. 31, 2010 Stock options Maximum	Apr. 30, 2010 Stock options Minimum	Dec. 31, 2010 Stock options Minimum	Apr. 30, 2010 Stock options Vesting schedule, one	Dec. 24, 2009 Stock options Vesting schedule, one	Apr. 30, 2010 Stock options Vesting schedule, two	Mar. 31, 2010 Stock options Vesting schedule, two item	Dec. 24, 2009 Stock options Vesting schedule, two	Mar. 31, 2010 Stock options Vesting schedule, two 1,252,000 Options modified	Mar. 31, 2010 Stock options Vesting schedule, two 3,670,000 Options modified	Mar. 31, 2010 Stock options Vesting schedule, two 4,179,000 Options modified item	Mar. 31, 2010 Stock options Vesting schedule, two 2,598,800 Options modified item	Mar. 31, 2010 Stock options Vesting schedule, two 2,565,000 Options modified item	Mar. 31, 2010 Stock options Vesting schedule, two 472,000 Options modified item	Dec. 31, 2012 Stock options Vesting schedule, two 150,000 Options modified item	Jul. 31, 2010 Performance based nonvested shares	May 31, 2008 Performance based nonvested shares item	Mar. 31, 2010 Non-performance based nonvested shares	Dec. 31, 2012 Non-performance based nonvested shares	Dec. 31, 2011 Non-performance based nonvested shares	Dec. 31, 2010 Non-performance based nonvested shares	Sep. 02, 2012 Non-performance based nonvested shares 2007 Share Incentive Plan item	Sep. 02, 2012 Non-performance based nonvested shares 2007 Share Incentive Plan Maximum	Sep. 02, 2012 Non-performance based nonvested shares 2007 Share Incentive Plan Minimum	Mar. 31, 2010 Non-performance based nonvested shares granted to three employees item	Mar. 31, 2010 Non-performance based nonvested shares granted to three employees Maximum	Mar. 31, 2010 Non-performance based nonvested shares granted to three employees Minimum	Dec. 31, 2011 Non-performance based restricted shares	Dec. 31, 2012 Non-performance based restricted shares Maximum	Dec. 31, 2012 Non-performance based restricted shares Minimum
SHARE-BASED COMPENSATION
Authorized number of shares				41,987,000	14,400,000	15,846,569
Additional authorized shares	10,000,000	5,935,000	11,652,000
Options granted (in shares)								1,044,000	7,482,000	7,732,000	0	0
Exercise price (in dollars per share)									$ 0.5	$ 0.3
Vesting rights percentage for awards that will vest immediately on the date of grant																		100.00%	100.00%	25.00%
Vesting rights percentage for awards that will vest on first anniversary from the date of grant																					25.00%	25.00%
Vesting rights percentage for awards that will vest on each of the quarterly anniversaries from the first vesting date																					6.25%	6.25%
Vesting rights percentage for awards that will vest on each of the quarterly anniversaries from the date of grant																				4.69%
Number of awards under modification (in shares)							4,124,200														14,736,800				4,179,000	2,598,800	2,565,000	472,000
Nonvested shares that were not included in outstanding shares until the registration of the shares was completed																																										150,000
Number of employees affected by modification																					233								1							78
Total incremental share-based compensation																							$ 518
Number of share awards vested immediately																								3,670,000								1,252,000							2,799,000
Number of nonvested shares cancelled																																				7,228,875
Vesting term of original awards																																					4 years	2 years
Percentage of modified award that vests immediately on the modification date																									50.00%	25.00%	50.00%	25.00%
Percentage of modified award that vests on each of the quarterly sequential anniversaries from the modification date																									4.11%	6.17%	3.35%	5.02%
Number of sequential specified anniversaries from the modification date																									12	12	14	14
Vesting rights percentage for awards that will vest as of April 15, 2013																									0.68%	0.96%
Vesting rights percentage for awards that will vest as of December 24, 2013																											3.10%	4.72%
Number of awards canceled (in shares)																							1,252,000						150,000
Exercise price (in dollars per share)																$ 0.5
Exercise price (in dollars per share)														$ 1
Expiration period from grant date											7 years
Expiration period after the grantee's termination of employment as an employee											3 months
Expiration period after the date of the grantee's termination of employment or service on account of disability or death											1 year
Number of options
Outstanding at the beginning of the period (in shares)											11,057,407
Forfeited/cancelled (in shares)											(204,076)
Exercised (in shares)											(2,667,792)
Outstanding at the end of the period (in shares)											8,185,539	11,057,407
Weighted average exercise price per option
Outstanding at the beginning of the period (in dollars per share)											$ 0.41
Forfeited/cancelled (in dollars per share)											$ 0.43
Exercised (in dollars per share)											$ 0.41
Outstanding at the end of the period (in dollars per share)											$ 0.41	$ 0.41
Outstanding
Number outstanding (in shares)											8,185,539	11,057,407
Weighted average remaining contractual life											3 years 7 months 10 days
Weighted average exercise price per option (in dollars per share)											$ 0.41	$ 0.41
Aggregate intrinsic value (in dollars)											19,870
Exercisable
Number outstanding (in shares)											7,221,872
Weighted average remaining contractual life											3 years 6 months 29 days
Weighted average exercise price per option (in dollars per share)											$ 0.39
Aggregate intrinsic value (in dollars)											17,627
Vested and expected to vest
Number outstanding (in shares)											8,156,629
Weighted average remaining contractual life											3 years 7 months 10 days
Weighted average exercise price per option (in dollars per share)											$ 0.41
Aggregate intrinsic value (in dollars)											19,803
Stock options, additional disclosure
Total intrinsic value of options exercised (in dollars)											7,163	9,558	1,314
Weighted-average grant date fair value of options granted (in dollars per share)													$ 1.85
Assumptions used for grants in the period
Risk-free interest rate (as a percent)													3.42%
Minimum volatility (as a percent)																	40.20%
Maximum volatility (as a percent)															50.70%
Dividend yield (as a percent)													0.00%
Exercise multiple													2
Fair value of underlying ordinary shares (in dollars per share)															$ 2.5		$ 1.97
Share-based compensation expenses
Share-based compensation costs											356	753	4,333																	328			12,180	4,608	1,796
Total unrecognized compensation expense related to unvested share options granted											129																												374
Unrecognized compensation expense expected to be recognized over a weighted-average period											1 year 2 months 12 days																						1 year 8 months 12 days
Total unrecognized compensation expense																																	11,734
Nonvested shares
Number of employees to whom awards are granted																															4								3
Vesting period																																								3 years	2 years		4 years	0 years
Number of nonvested shares
Outstanding at the beginning of the period (in shares)																																	3,084,787
Granted (in shares)																															800,000		6,780,000	3,233,787	1,392,000
Vested (in shares)																														(800,000)			(1,424,020)
Forfeited (in shares)																																	(406,303)
Outstanding at the end of the period (in shares)																																	8,034,464	3,084,787
Weighted average grant date fair value
Outstanding at the beginning of the period (in dollars per share)																																	$ 3.94
Granted (in dollars per share)																															$ 0.41		$ 2.77
Vested (in dollars per share)																																	$ 3.58
Forfeited (in dollars per share)																																	$ 3.6
Outstanding at the end of the period (in dollars per share)																																	$ 3.04	$ 3.94
Nonvested shares, additional disclosure
Total fair value of vested awards																																	$ 4,144	$ 506	$ 7,980

PRC CONTRIBUTION PLAN (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
PRC CONTRIBUTION PLAN
Total contribution for employee benefits	$ 11,626	$ 8,405	$ 5,429

STATUTORY RESERVES AND RESTRICTED NET ASSETS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
STATUTORY RESERVES AND RESTRICTED NET ASSETS
Minimum percentage of after-tax profits required to be transferred to general reserve	10.00%
General reserve as a percentage of registered capital up to which after-tax profit of PRC subsidiaries and VIEs shall be transferred	50.00%
Appropriation to statutory reserve	$ 2,310	$ 3,041	$ 2,610
Aggregate amount of paid-in capital and statutory reserves, which represented the amount of net assets, not available for distribution	$ 45,489	$ 43,049

COMMITMENTS (Details)	12 Months Ended
	Dec. 31, 2012 USD ($) sqm	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)
COMMITMENTS
Rental expense under operating leases	$ 2,821,000		$ 2,088,000	$ 1,179,000
Future minimum lease payments under such non-cancelable leases
Year 2013	1,729,000
Year 2014	1,286,000
Year 2015	611,000
Year 2016	219,000
Year 2017 and thereafter	0
Total future minimum lease payments	3,845,000
Capital commitments
Aggregate gross floor area in the Industrial Park of National Geographic Information Technology in Beijing's Shunyi District in the under-construction premises	27,000	27,000
Aggregate consideration for acquiring the new premises	43,300,000	270,000,000
Cash consideration recorded in prepayment for acquisition of property	8,677,000	54,100,000
Estimated future payment for acquisition of property by 2014	$ 34,600,000	215,900,000

RELATED PARTY TRANSACTIONS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Hunan Phoenix Ancient City Cultural Tourism Investment Co., Ltd.	Dec. 31, 2012 Beijing GoldenTom Information Technology Co. Ltd.	Dec. 31, 2011 Beijing GoldenTom Information Technology Co. Ltd.	Dec. 31, 2012 Others	Dec. 31, 2011 Others	Dec. 31, 2010 Beijing GaoDeTaiXin Technology Co., Ltd
RELATED PARTY TRANSACTIONS
Non-trading receivables	$ 3	$ 221	$ 159		$ 59	$ 3	$ 3
Trading receivable	4,749	1,056		4,749	1,056
Total	4,752	1,277
Research and development expenses								489
Revenue shared with a related party				3,432	249
Deferred revenue				$ 2,081	$ 645

SUBSEQUENT EVENT (Details) (Subsequent event, AutoNavi Software, Taxation, USD $) In Millions, unless otherwise specified	1 Months Ended
Mar. 31, 2013
Subsequent event | AutoNavi Software | Taxation
Subsequent event
Preferential income tax rate to which the entity is entitled upon being qualified as a key software company	10.00%
Decrease of income tax expense resulting from preferential tax rate	$ 1.5